UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06548

Nuveen Select Tax-Free Income Portfolio

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
March 31, 2023
Annual
Report
Nuveen Select Maturities Municipal Fund
NIM
Nuveen Select Tax-Free Income Portfolio
NXP

Table
of Contents
Chair’s Letter to Shareholders 3
Portfolio Managers’ Comments 4
Common Share Information 7
About the Funds’ Benchmarks 9
Performance Overview and Holding Summaries 10
Report of Independent Registered Public Accounting Firm 15
Portfolios of Investments 16
Statement of Assets and Liabilities 56
Statement of Operations 57
Statement of Changes in Net Assets 58
Financial Highlights 60
Notes to Financial Statements 62
Shareholder Update 71
Important Tax Information 87
Additional Fund Information 88
Glossary of Terms Used in this Report 89
Board Members & Officers 90

Chair’s Letter
to Shareholders

Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to
May 2023, the Fed raised the target fed funds rate by 5.00% to a range of 5.00% to 5.25%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021 and expanded at a more moderate pace of 1.1% in the first quarter of 2023. A relatively strong jobs market has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages, although the recent collapse of three regional U.S. banks (Silicon Valley Bank, Signature
Bank and First Republic Bank) and major European bank Credit Suisse is likely to add further downward pressure to the economy as the banking system slows lending in response.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting policy based upon these factors on a meeting-by-meeting basis. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
May 22, 2023

Portfolio Managers’
Comments
Nuveen Select Maturities Municipal Fund (NIM)
Nuveen Select Tax-Free Income Portfolio (NXP)
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio manager Paul L. Brennan, CFA manages the Nuveen Select Maturities Municipal Fund and
Michael S. Hamilton manages the Nuveen Select Tax-Free Income Portfolio.
Here the Funds’ portfolio managers review U.S. economic and market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended March 31, 2023. For more information on the Funds’ investment objectives and policies, please refer to the Shareholder Update section at the end of the report.
What factors affected the U.S. economy and municipal markets during the twelve-month reporting period ended March 31,
2023?
U.S. economic growth continued to moderate amid high inflation and tightening financial conditions during the twelve-month period ended March 31, 2023. In the first quarter of 2023, the economy expanded at an annualized rate of 1.1%, according to the preliminary estimate from the U.S. Bureau of Economic Analysis, slowing from 2.1% in 2022 overall. Inflation remained persistently high through the majority of the reporting period as China’s Zero-COVID restrictions (lifted in December 2022) and the Russia-
Ukraine war worsened existing pandemic-related supply chain disruptions and drove food and energy prices higher. While the U.S.
Federal Reserve (Fed) and other global central banks took aggressive measures to ease inflation, and supply chains and energy prices began to normalize toward the end of the reporting period, inflation levels remained much higher than central banks’ target levels.
Beginning in March 2022, the Fed raised its target fed funds rate nine times during the reporting period, bringing it from near zero at the start of 2022 to a range of 4.75% to 5.00% as of March 2023. One of the Fed’s rate increases occurred in March 2023, a decision that was closely watched because of the failure of Silicon Valley Bank and Signature Bank during the same month and uncertainty around the economic impact of these failures. Additionally, in March 2023, Swiss bank UBS agreed to buy Credit
Suisse, which had been troubled for some time and was considered to be vulnerable in the current environment. For much of the reporting period, the Fed’s activity led to significant volatility in bond and stock markets. In addition, it contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and
U.S. domestic companies with overseas earnings. Global currency and bond markets were further roiled in September 2022 by an unpopular fiscal spending proposal in the U.K. but recovered after the plans were abandoned.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. By July 2022, the economy had recovered the 22 million jobs lost since the beginning of the pandemic. As of March 2023, the unemployment rate remained near its pre-pandemic low of 3.5%, although monthly job growth appeared to be slowing. The strong labor market and wage gains helped provide a measure of resilience to the
U.S. economy in 2022 and early 2023, even as the Fed sought to soften job growth to help curb inflation pressures.
The broad municipal bond market was impacted by interest rate volatility and economic uncertainty during the reporting period.
Municipal yields rose across the maturity spectrum, but the move was uneven. The greatest increase in yields was at the shorter end of the curve as markets priced in a more aggressive pace of monetary tightening to combat persistently high inflation. Yields at the long end of the municipal curve also rose significantly, but intermediate and intermediate-long maturities saw relatively smaller yield increases. Overall, shorter maturities generally outperformed longer maturities during the reporting period. In response to the rising interest rate environment and heightened market volatility, dealers reduced their inventories and investors increased redemptions from traditional municipal bond mutual funds. For much of the reporting period, credit spreads were generally stable given relatively strong municipal fundamentals, although there was some widening as the market sell-off continued.
Nuveen Select Maturities Municipal Fund (NIM)
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2023?
The Fund's primary investment objective is current income exempt from regular federal income tax, consistent with the preservation of capital. Its secondary objective is the enhancement of portfolio value. The Fund invests in municipal securities that are exempt from federal income taxes and have varying maturities, targeting an overall intermediate duration profile. The Fund may use inverse floating rate securities to more efficiently implement its investment strategy to create up to 10% effective leverage. Inverse floating rate securities, sometimes referred to as “inverse floaters,” are the residual interest in a tender option bond (TOB) trust. These securities can be used for a variety of reasons, including duration management, income and total return enhancement. NIM had no effective leverage during the reporting period.
During the reporting period, the Fund’s trading activity remained focused on pursuing its investment objectives. The rising yield environment during this reporting period was favorable for the Fund to reset embedded yields higher in its portfolio, including by executing on tax-loss swap opportunities. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies. The
Fund continued to carefully manage its maturity profile, and kept its overall duration, sector and credit quality positioning relatively unchanged over this reporting period.
How did the Fund perform during the twelve-month reporting period ended March 31, 2023?
For the twelve months ended March 31, 2023, the Nuveen Select Maturities Municipal Fund (NIM) underperformed the S&P
Municipal Bond Intermediate Index. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Intermediate Index.
The Fund’s yield curve positioning was the largest driver of underperformance. The negative impact primarily came from the Fund’s overweight allocation to eight to 10-year maturities, which underperformed as interest rates rose during the reporting period. Also detracting from relative performance were the Fund’s overweight allocations to BBB, below investment grade and non-rated credits.
While these credits underperformed relative to higher credit quality bonds, the portfolio management team believed they offered an attractive relative value opportunity.
Partially offsetting the Fund’s underperformance was an equity holding in Energy Harbor. The Fund received Energy Harbor common stock in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-
carbon energy sources. On March 6, 2023, Vistra Corp. (NYSE: VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy Harbor to merge Energy Harbor into a newly formed subsidiary of Vistra. In connection with the transaction, Nuveen Funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity. For additional information, please refer to footnotes in the Portfolio of Investments section of this report.
Another positive contributor to relative performance was the Fund’s overweight and security selection in the transportation sector.
Within the sector, positions in toll road bonds contributed most significantly during this reporting period.
Nuveen Select Tax-Free Income Portfolio (NXP)
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2023?
The Fund's primary investment objective is current income exempt from regular federal income tax, consistent with preservation of capital. The Fund invests in municipal securities that are exempt from federal income taxes. The Fund invests primarily in municipal securities that are either rated investment grade at the time of investment, or, if they are unrated, are judged by the manager to be of comparable quality. The Fund may use inverse floating rate securities to more efficiently implement its investment strategy to create up to 10% effective leverage. Inverse floating rate securities, sometimes referred to as “inverse floaters,”  are the residual interest in a tender option bond (TOB) trust. These securities can be used for a variety of reasons, including duration management, income and total return enhancement. NXP had no effective leverage during the reporting period.
During the reporting period, the portfolio management team remained focused on pursuing the Fund's investment objectives and continued to seek opportunities to support the Fund’s income earnings. There were no material changes to the portfolio’s overall duration, sector and credit quality positioning.
How did the Fund perform during the twelve-month reporting period ended March 31, 2023?
For the twelve months ended March 31, 2023, the Nuveen Select Tax-Free Income Portfolio (NXP) outperformed the S&P Municipal
Bond Index. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P
Municipal Bond Index.

Portfolio Managers’ Comments
(continued)

The largest contributor to the Fund’s outperformance was an equity holding in Energy Harbor. The Fund received Energy Harbor common stock in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-carbon energy sources. On March 6, 2023, Vistra Corp. (NYSE: VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy Harbor to merge Energy Harbor into a newly formed subsidiary of Vistra. In connection with the transaction, Nuveen Funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity. For additional information, please refer to footnotes in the Portfolio of Investments section of this report.
The Fund also benefited from the combination of sector allocation and security selection. An overweight allocation to pre-refunded bonds was advantageous, as their shorter-duration structures outperformed in the market environment. The Fund’s overweight allocation to health care contributed along with security selection in the life care subsector where the Fund owned shorter-duration structures that outperformed.
Partially offsetting these positive contributors was the Fund’s duration profile. The Fund’s overweight to durations of eight years and longer detracted from relative performance, as longer-duration bonds underperformed in this reporting period.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors.
The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of March 31, 2023.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE REPURCHASES
During August 2022, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NIM NXP
April $0.0210 $0.0455
May 0.0210 0.0455
June 0.0210 0.0455
July 0.0225 0.0455
August 0.0225 0.0455
September 0.0225 0.0455
October 0.0225 0.0455
November 0.0225 0.0455
December 0.0225 0.0455
January 0.0245 0.0485
February 0.0245 0.0485
March 0.0245 0.0485
Total Distributions from Net Investment Income $0.2715 $0.5550
Yields
NIM NXP
Market Yield
1
3.19% 4.07%
Taxable-Equivalent Yield
1
5.38% 6.87%
1
Market Yield is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price as of the end of the reporting period.
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 40.8%. Your actual combined federal and state income tax rate may differ from the assumed rate. The
Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Common Share Information
(continued)

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of March 31, 2023,
(and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
OTHER COMMON SHARE INFORMATION
As of March 31, 2023, the Funds’ common share prices were trading at a premium/(discount) to their common share NAV, and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
NIM NXP
Common shares cumulatively repurchased and retired 0 0
Common shares authorized for repurchase 1,240,000 1,655,000
NIM NXP
Common share NAV $10.00 $14.57
Common share price $9.23 $14.31
Premium/(Discount) to NAV (7.70)% (1.78)%
Average premium/(discount) to NAV (6.94)% (3.81)%

About the Funds’ Benchmarks

S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Intermediate Index
: An index containing bonds in the S&P Municipal Bond Index that mature between
3 and 15 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen Select Maturities Municipal Fund
Performance Overview and Holding Summaries March 31, 2023
NIM
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Growth of an Assumed $10,000 Investment as of March 31, 2023
 - Common Share Price
Total Returns as of
March 31, 2023
Average Annual
Inception
Date 1-Year 5-Year 10-Year
NIM at Common Share NAV 9/18/92 0.17% 2.29% 2.45%
NIM at Common Share Price 9/18/92 (0.79)% 2.10% 2.01%
S&P Municipal Bond Intermediate Index — 1.37% 2.22% 2.33%

Holdings Summaries as of March 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 94 .6%
Common Stocks 4 .1%
Asset-Backed and Mortgage-
Backed Securities 0 .2%
Other Assets & Liabilities, Net 1.1%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 5.4%
AAA 5.7%
AA 27.8%
A 29.8%
BBB 11.3%
BB or Lower 7.1%
N/R (not rated) 8.8%
N/A (not applicable) 4.1%
Total 100%
Portfolio Composition
(% of total investments)
Transportation 16.2%
Utilities 13.6%
Health Care 13.0%
Tax Obligation/Limited 12.8%
Tax Obligation/General 12.7%
Housing/Single Family 8.6%
U.S. Guaranteed 5.4%
Other 13.4%
Asset-Backed and Mortgage-
Backed Securities 0.2%
Common Stocks 4.1%
Total 100%
States and Territories
1
(% of total municipal bonds)
Illinois 12.0%
California 8.5%
Ohio 6.4%
New Jersey 6.2%
Texas 5.2%
New York 5.0%
Pennsylvania 4.6%
Florida 3.3%
Colorado 3.3%
Wisconsin 3.3%
Louisiana 3.1%
Puerto Rico 2.7%
Michigan 2.5%
Oklahoma 2.3%
Washington 2.2%
Arizona 2.0%
Alabama 1.9%
Kentucky 1.9%
Georgia 1.8%
Indiana 1.5%
Oregon 1.5%
Hawaii 1.4%
North Carolina 1.4%
Virginia 1.4%
Tennessee 1.3%
Other 13.3%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Select Tax-Free Income Portfolio
Performance Overview and Holding Summaries March 31, 2023
NXP
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Growth of an Assumed $10,000 Investment as of March 31, 2023
 - Common Share Price
Total Returns as of
March 31, 2023
Average Annual
Inception
Date 1-Year 5-Year 10-Year
NXP at Common Share NAV 3/19/92 0.07% 2.81% 3.45%
NXP at Common Share Price 3/19/92 3.19% 4.11% 3.72%
S&P Municipal Bond Index — (0.22)% 2.01% 2.39%

Holdings Summaries as of March 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 98 .1%
Common Stocks 1 .1%
Short-Term Municipal Bonds 0 .2%
Other Assets & Liabilities, Net 0.6%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 8.3%
AAA 2.8%
AA 40.8%
A 34.5%
BBB 5.9%
BB or Lower 2.1%
N/R (not rated) 4.5%
N/A (not applicable) 1.1%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 27.0%
Tax Obligation/General 19.8%
Transportation 17.7%
Health Care 11.1%
U.S. Guaranteed 8.3%
Education and Civic
Organizations 8.1%
Utilities 5.2%
Other 1.7%
Common Stocks 1.1%
Total 100%
States and Territories
1
(% of total municipal bonds)
California 18.7%
Colorado 9.4%
Illinois 9.0%
Texas 6.6%
New Jersey 6.0%
Massachusetts 5.7%
Washington 5.3%
Connecticut 4.6%
Oregon 3.4%
Arizona 3.2%
Florida 2.9%
New York 2.5%
Idaho 2.3%
Indiana 2.3%
Missouri 2.2%
Puerto Rico 1.9%
Guam 1.9%
District of Columbia 1.5%
Hawaii 1.1%
Wisconsin 1.1%
Other 8.4%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees and Shareholders of Nuveen Select Maturities Municipal Fund and
Nuveen Select Tax-Free Income Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Nuveen Select Maturities Municipal Fund and Nuveen Select Tax-Free Income Portfolio (the Funds), including the portfolios of investments, as of March 31,
2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles .
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB .
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion .
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
May 26, 2023

Nuveen Select Maturities Municipal Fund
Portfolio of Investments March 31, 2023
NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.9%
X 117,830,714 MUNICIPAL BONDS - 94.6%
X 117,830,714
Alabama - 1.8%
$ 80 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 Aa3   $ 80,372
215 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2   215,292
345 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/01/31)
9/31 at 100.53 Aa1   340,166
100 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 Aa1   100,042
125 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2
Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 A2   123,945
625 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
No Opt. Call A1   623,419
65 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
4/15/27
4/25 at 100.00 N/R   64,718
135 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding
Series 2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call BBB   125,851
360 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/01/24)
3/24 at 100.29 A1   360,184
Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining
Project, Refunding Series 2019A:
116 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R   101,091
150 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R   123,284
Total Alabama 2,258,364
Alaska - 0.4%
370 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 AA+   295,497
100 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II, 2.350%, 12/01/39
12/30 at 100.00 AA+   80,540
150 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36
12/30 at 100.00 AA+   121,605
110 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%,
6/01/66
6/31 at 30.73 N/R   13,847
Total Alaska 511,489
Arizona - 1.9%
130 Arizona State, Certificates of Participation, Refunding Series 2019A,
5.000%, 10/01/27, (ETM)
No Opt. Call Aa2  (4) 145,236
600 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/23)
No Opt. Call A   597,168

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 135 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A   $ 134,468
235 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A   237,843
250 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   262,083
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
245 5.000%, 12/01/32 No Opt. Call A3   261,398
730 5.000%, 12/01/37 No Opt. Call A3   762,310
Total Arizona 2,400,506
Arkansas - 0.3%
100 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   99,994
265 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/01/27)
3/27 at 100.00 BBB+   281,719
Total Arkansas 381,713
California - 7.9%
100 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45,
(Mandatory Put 4/01/26)
10/25 at 100.00 AA   99,002
100 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory
Put 10/01/31)
10/30 at 100.65 Baa1   102,410
95 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 5.000%, 6/01/30
No Opt. Call A   104,644
390 California Health Facilities Financing Authority, Revenue Bonds, El
Camino Hospital, Series 2017, 3.750%, 2/01/32
2/27 at 100.00 AA   406,142
California Health Facilities Financing Authority, Revenue
Bonds, Providence Saint Joseph Health, Term Rate Series
2019C:
35 5.000%, 10/01/39, (Mandatory Put 10/01/25) 10/25 at 100.00 A1   36,552
10 5.000%, 10/01/39, (Pre-refunded 10/01/25) 10/25 at 100.00 N/R  (4) 10,601
98 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-3, 3.250%, 8/20/36 2021
No Opt. Call BBB   89,919
275 California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%,
7/01/31, 144A
7/26 at 100.00 BB   275,874
1,040 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 3.250%, 12/31/32 - AGM Insured,
(AMT)
6/28 at 100.00 AA   1,009,112
150 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 A-   148,742

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
March 31, 2023

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 290 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A-   $ 288,657
205 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A-   202,046
150 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 BB+   154,211
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2018A:
710 5.000%, 12/01/27, 144A No Opt. Call BB+   742,951
30 5.000%, 12/01/33, 144A 6/28 at 100.00 BB+   31,026
175 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45,
(Mandatory Put 11/01/29)
No Opt. Call AA-   202,545
265 California Statewide Community Development Authority, Revenue
Bonds, Kaiser Permanente System, Variable Rate Demand Obligation
Series 2003D, 5.000%, 5/01/33, (Mandatory Put 11/01/29)
No Opt. Call AA-   306,711
100 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien
Series 2021A-1, 3.000%, 7/01/43, 144A
7/32 at 100.00 N/R   75,881
200 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-1, 2.650%, 12/01/46, 144A
12/31 at 100.00 N/R   153,792
870 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   88,366
70 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+   73,298
100 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C,
5.000%, 9/01/32
9/24 at 100.00 N/R   102,536
105 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 -
AGM Insured
5/23 at 100.00 AA   105,118
1,070 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/28 (5)
2/28 at 100.00 Aa1   1,194,644
2,000 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 0.000%, 8/01/25 - AGC Insured
No Opt. Call AA   1,858,120
35 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44, (Pre-refunded
6/01/23)
6/23 at 100.00 A  (4) 35,177
100 San Diego Association of Governments, California, Capital Grants
Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green
Series 2019B, 1.800%, 11/15/27
11/26 at 100.00 A-   96,267
2,000 San Diego Community College District, California, General Obligation
Bonds, Refunding Series 2011, 0.000%, 8/01/37
No Opt. Call AAA   1,199,140
415 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series
2014A, 5.000%, 1/15/29, (Pre-refunded 1/15/25)
1/25 at 100.00 A  (4) 434,775

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 215 Washington Township Health Care District, California, Revenue Bonds,
Refunding Series 2015A, 5.000%, 7/01/25
No Opt. Call Baa2   $ 221,665
Total California 9,849,924
Colorado - 3.1%
750 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/30, (AMT)
12/27 at 100.00 A   766,005
200 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/33
8/29 at 100.00 A-   218,146
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/26)
2/26 at 100.00 A-   524,620
300 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 Baa1   230,079
35 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.500%, 1/01/35, (Pre-refunded 1/01/24)
1/24 at 100.00 AA+  (4) 35,726
100 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 AAA   72,294
70 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022D, 5.750%, 11/15/34, (AMT)
11/32 at 100.00 AA-   84,412
100 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   100,985
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 2000B:
355 0.000%, 9/01/29 - NPFG Insured No Opt. Call A   292,516
380 0.000%, 9/01/33 - NPFG Insured No Opt. Call A   270,340
500 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   505,895
Regional Transportation District, Colorado, Private
Activity Bonds, Denver Transit Partners Eagle P3 Project,
Series 2020A:
100 5.000%, 1/15/31 No Opt. Call A-   110,327
100 4.000%, 7/15/40 No Opt. Call A-   95,813
100 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27
No Opt. Call Ba1   93,444
500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 N/R   485,165
Total Colorado 3,885,767
Connecticut - 1.1%
370 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 A+   370,492
50 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1, 4.000%, 7/01/28
No Opt. Call BBB+   51,207
125 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory
Put 7/01/26)
No Opt. Call AAA   120,022
200 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2017B-2, 0.550%, 7/01/37, (Mandatory
Put 7/03/23)
No Opt. Call AAA   198,682

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
March 31, 2023

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 160 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/01/24)
1/24 at 100.00 AA-   $ 156,086
85 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA   60,820
450 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2022C-1, 4.250%, 11/15/37
11/31 at 100.00 AAA   462,128
Total Connecticut 1,419,437
Delaware - 0.3%
210 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   192,518
170 Delaware Health Facilities Authority, Revenue Bonds, Nanticoke
Memorial Hospital, Series 2013, 5.000%, 7/01/28, (Pre-refunded
7/01/23)
7/23 at 100.00 AA-  (4) 170,969
Total Delaware 363,487
District of Columbia - 1.0%
120 District of Columbia Student Dormitory Revenue Bonds, Provident
Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
4/23 at 100.00 BB-   120,001
150 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A2   153,404
555 Metropolitan Washington Airports Authority, D.C, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 -
AGM Insured
10/31 at 100.00 AA   528,693
250 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 AA-   253,782
165 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/34
7/31 at 100.00 AA   178,406
Total District of Columbia 1,234,286
Florida - 3.2%
175 Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding
Various Areas Series 2017, 3.000%, 9/01/28 - AGM Insured
No Opt. Call AA   177,296
400 Citizens Property Insurance Corporation, Florida, Coastal Account
Senior Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA   413,680
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Hodges University, Refunding Series
2013:
15 4.750%, 11/01/23, (ETM) No Opt. Call N/R  (4) 15,170
370 6.000%, 11/01/33, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R  (4) 376,886
300 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   277,209
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
425 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 5/23 at 101.00 N/R   420,797
665 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 5/23 at 102.00 N/R   628,611
575 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 5/23 at 102.00 N/R   536,061
250 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
5/23 at 100.00 N/R   246,895

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 375 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
5/23 at 103.00 N/R   $ 377,970
45 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 Aaa   44,171
100 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 Aaa   72,142
15 JEA, Florida, Electric System Revenue Bonds, Subordinated Series
Three 2020A, 5.000%, 10/01/27
No Opt. Call AA   16,677
90 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, BRCH Corporation Obligated Group, Refunding
Series 2014, 5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 N/R  (4) 93,433
100 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call BBB   84,109
225 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 A1   147,519
Total Florida 3,928,626
Georgia - 1.7%
250 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2020A, 2.600%, 12/01/32
6/29 at 100.00 AAA   231,472
240 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2023A, 4.150%, 12/01/38
6/32 at 100.00 AAA   245,566
1,000 Georgia State, General Obligation Bonds, Series 2021A, 5.000%,
7/01/27
No Opt. Call AAA   1,112,910
265 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2   266,468
100 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 Aa1   100,005
200 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   190,818
Total Georgia 2,147,239
Guam - 0.2%
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
80 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2  (4) 81,303
70 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2   71,140
140 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 A-  (4) 140,931
Total Guam 293,374
Hawaii - 1.4%
200 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.250%, 7/01/27, 144A
7/23 at 100.00 BB   200,534
1,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Series 2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A-   980,060
20 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Queens Health Systems, Series 2015A, 5.000%, 7/01/29
7/25 at 100.00 AA   21,016

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
March 31, 2023

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii (continued)
$ 510 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Department of Budget and Finance of the
State of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A-   $ 505,782
Total Hawaii 1,707,392
Idaho - 0.5%
475 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB-   468,440
170 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R   124,359
Total Idaho 592,799
Illinois - 11.3%
Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2013A:
170 0.000%, 1/01/30, (Pre-refunded 7/01/23) 7/23 at 72.73 A2  (4) 122,803
110 0.000%, 1/01/32, (Pre-refunded 7/01/23) 7/23 at 65.29 A2  (4) 71,330
Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016:
10 2.350%, 3/01/24 - BAM Insured No Opt. Call AA   9,928
25 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA   24,979
25 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA   25,113
65 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA   65,126
Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016:
15 2.350%, 3/01/24 - BAM Insured No Opt. Call AA   14,893
25 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA   24,979
35 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA   35,158
40 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA   40,077
1,215 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   1,278,642
750 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30,
144A
12/27 at 100.00 BB+   833,550
290 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30
12/27 at 100.00 BB+   301,150
200 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 BB+   207,532
300 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/24
No Opt. Call BB+   305,040
310 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A, 5.000%, 1/01/33
1/25 at 100.00 A+   316,907
100 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.500%, 1/01/39
1/32 at 100.00 BBB+   108,964
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
225 5.000%, 1/01/24 No Opt. Call BBB+   227,354
190 5.000%, 1/01/25 No Opt. Call BBB+   194,440
180 5.000%, 1/01/26 No Opt. Call BBB+   186,417
100 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/41
11/30 at 100.00 AA-   99,118
590 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 3.300%, 3/01/28 - BAM Insured
3/26 at 100.00 AA   600,762

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 215 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call AA   $ 219,253
300 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1, 4.000%, 11/01/30
No Opt. Call AA   305,949
1,850 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, 4.000%, 2/15/24
No Opt. Call AA+   1,869,073
560 Illinois Finance Authority, Revenue Bonds, Centegra Health System,
Series 2014A, 4.625%, 9/01/39, (Pre-refunded 9/01/24)
9/24 at 100.00 N/R  (4) 575,518
280 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 Aaa   201,356
Illinois State, General Obligation Bonds, February Series
2014:
320 5.000%, 2/01/24 No Opt. Call A-   325,091
400 5.000%, 2/01/25 2/24 at 100.00 A-   405,780
325 5.000%, 2/01/26 2/24 at 100.00 A-   329,433
100 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/28
11/27 at 100.00 A-   108,505
400 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 A-   436,556
Illinois State, General Obligation Bonds, Series 2013:
280 5.500%, 7/01/25 7/23 at 100.00 A-   281,386
240 5.500%, 7/01/26 7/23 at 100.00 A-   241,212
535 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 12/01/31
1/26 at 100.00 AA-   565,393
450 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2018A, 5.000%, 1/01/26
No Opt. Call AA-   480,897
500 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014C, 5.000%, 1/01/36
1/25 at 100.00 AA-   515,015
North Barrington, Lake County, Illinois, Special Tax
Bonds, Special Service Area 19, Refunding Series 2019:
365 4.000%, 2/01/28 - BAM Insured No Opt. Call AA   390,021
200 4.000%, 2/01/29 - BAM Insured 2/28 at 100.00 AA   213,322
395 4.000%, 2/01/30 - BAM Insured 2/28 at 100.00 AA   421,149
280 Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017, 5.000%, 6/01/25
No Opt. Call A   292,205
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Memorial Group, Inc., Series
2013:
50 7.250%, 11/01/33, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R  (4) 51,218
95 7.250%, 11/01/36, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R  (4) 97,314
200 7.625%, 11/01/48, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R  (4) 205,296
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
255 5.000%, 3/01/33 3/25 at 100.00 A   262,110
160 5.000%, 3/01/34 - AGM Insured 3/25 at 100.00 AA   165,539
Total Illinois 14,052,853
Indiana - 1.4%
170 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Earlham College, Refunding Series 2013A, 5.000%, 10/01/32
10/23 at 100.00 N/R   170,308
100 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series
2020A, 0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call A2   90,024

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
March 31, 2023

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 585 Indiana Finance Authority, Environmental Revenue Bonds, Duke Energy
Indiana, Inc. Project, Refunding Series 2009A-1, 4.500%, 5/01/35,
(AMT), (Mandatory Put 6/01/32)
6/27 at 100.00 A2   $ 598,835
80 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/24
No Opt. Call AA   82,853
30 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa   22,862
350 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 Aaa   255,801
140 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A, 5.000%, 10/01/31
10/24 at 100.00 A+   144,784
250 Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014, 5.000%, 2/01/29
8/24 at 100.00 A   257,375
130 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds,
BP Products North America Inc. Project, Refunidng Series 2019A,
5.000%, 12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call A2   133,009
Total Indiana 1,755,851
Iowa - 0.2%
200 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
4.000%, 12/01/50, (Mandatory Put 12/01/32)
12/29 at 103.00 BBB-   194,980
100 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 AAA   73,299
Total Iowa 268,279
Kansas - 0.1%
100 Wyandotte County-Kansas City Unified Government, Kansas, Sales
Tax Special Obligation Bonds, Village East Project Areas 2B 3 and 5,
Series 2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 N/R   96,197
Total Kansas 96,197
Kentucky - 1.8%
30 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project,
Refunding Series 2019, 4.000%, 2/01/36
2/30 at 100.00 A-   29,520
225 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
(AMT)
6/31 at 100.00 A1   189,848
320 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022B, 3.700%, 1/01/32, (AMT)
No Opt. Call N/R   304,096
550 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/31
6/27 at 100.00 Baa2   569,602
125 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A1   125,165
560 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2   559,782
500 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44,
(AMT), (Mandatory Put 9/01/27)
No Opt. Call A1   422,105
25 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2013, 5.000%, 4/01/23, (ETM)
No Opt. Call AA-  (4) 25,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 25 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A, 5.000%, 4/01/29
No Opt. Call AA-   $ 28,273
Total Kentucky 2,253,391
Louisiana - 3.0%
200 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019,
5.000%, 12/01/39
12/29 at 100.00 BB   181,530
30 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 Aaa   22,602
495 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2022A, 3.850%, 12/01/37
6/31 at 100.00 Aaa   490,515
525 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy
Louisiana, LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A   436,574
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB   921,400
160 Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/30
5/27 at 100.00 A   172,112
235 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016, 5.000%, 5/15/29
5/26 at 100.00 A   248,599
415 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/24
No Opt. Call A   423,981
80 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/29
7/23 at 100.00 A2   80,197
140 New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2015, 5.000%, 12/01/25
No Opt. Call A+   148,648
100 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series
2015, 5.000%, 6/01/32, (Pre-refunded 6/01/25)
6/25 at 100.00 A  (4) 105,390
105 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   112,981
100 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   93,965
Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Junior Lien Series 2019B:
70 5.000%, 12/01/31 - AGM Insured 12/28 at 100.00 AA   78,510
165 4.000%, 12/01/33 - AGM Insured 12/28 at 100.00 AA   169,150
Total Louisiana 3,686,154
Maine - 0.3%
100 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, MaineHealth Issue, Series 2020A, 4.000%, 7/01/40
7/30 at 100.00 A+   99,297
105 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 AA+   74,053
100 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.400%, 11/15/41
11/30 at 100.00 AA+   74,421
55 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 AA+   42,237

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
March 31, 2023

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine (continued)
$ 140 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 AA+   $ 100,074
Total Maine 390,082
Maryland - 0.9%
335 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/30
9/27 at 100.00 CCC+   342,551
210 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 2.700%, 9/01/34
3/29 at 100.00 Aa1   191,797
220 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.950%, 9/01/41
3/30 at 100.00 Aa1   147,437
175 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 Aa1   125,251
400 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 Aa1   303,028
Total Maryland 1,110,064
Massachusetts - 0.8%
200 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A, 5.000%, 7/01/27
7/24 at 100.00 B-   194,340
100 Massachusetts Development Finance Agency Revenue Refunding
Bonds, NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%,
10/01/32, 144A
4/23 at 105.00 BB+   97,834
120 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 N/R  (4) 139,262
65 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/33
7/28 at 100.00 A   71,730
100 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/36, 144A
7/30 at 100.00 B+   98,927
35 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2021G,
5.000%, 7/01/37
7/31 at 100.00 A-   37,690
115 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 AA+   96,410
70 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 AA+   52,624
65 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 AA+   48,493
65 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 AA+   50,112
100 Massachusetts State, General Obligation Bonds, Refunding Series
2020A, 5.000%, 6/01/44, (Mandatory Put 6/01/23)
No Opt. Call Aa1   100,390
Total Massachusetts 987,812
Michigan - 2.3%
400 Detroit Downtown Development Authority, Michigan, Tax Increment
Bonds, Development  Area 1 Projects, Refunding Series 1996B,
0.000%, 7/01/23
No Opt. Call BB+   394,996
185 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue
Bonds, Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A+   202,841

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 150 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal
System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 A+   $ 155,601
500 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022B-MI, 5.000%, 12/01/43,
(Mandatory Put 12/01/28)
6/28 at 100.00 AA-   551,410
50 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 AA+   49,156
270 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 AA+   195,329
265 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 AA+   238,556
360 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 AA+   282,269
125 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 AA+   89,941
25 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine
Project, Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put
10/01/26)
No Opt. Call BB   24,679
705 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Refunding Series 2015F, 5.000%,
12/01/33, (AMT)
12/25 at 100.00 A1   727,722
Total Michigan 2,912,500
Minnesota - 0.6%
200 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A,
5.000%, 1/01/32
1/24 at 100.00 A+   202,780
73 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa   68,691
105 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 AA+   87,068
70 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 AA+   53,442
100 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 AA+   75,090
115 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 AA+   94,775
175 White Bear Lake Independent School District 624, Ramsey County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2021A, 2.000%, 2/01/28
2/27 at 100.00 AAA   166,868
Total Minnesota 748,714
Mississippi - 0.2%
130 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A-   130,082
30 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 Aaa   21,174
45 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 5.000%,
10/15/23
No Opt. Call A+   45,500
Total Mississippi 196,756

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
March 31, 2023

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri - 0.2%
$ 100 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017A, 4.000%, 11/01/26
11/25 at 100.00 N/R   $ 96,823
100 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2013, 5.250%, 5/01/33
5/23 at 100.00 BBB-   100,187
30 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2015B, 4.000%, 5/01/32
11/23 at 100.00 BBB-   30,222
60 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 2.000%, 11/01/41
5/30 at 100.00 AA+   43,879
Total Missouri 271,111
Montana - 0.4%
260 Billings, Montana, Tax Increment Urban Renewal Revenue Bonds,
Expanded North 27th Street, Series 2013A, 5.000%, 7/01/33
5/23 at 100.00 N/R   260,081
325 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 A1   287,397
25 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021B, 2.000%, 12/01/41
12/30 at 100.00 AA+   17,260
Total Montana 564,738
National - 0.0%
68 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021,
1.877%, 7/25/37 2021
No Opt. Call AA+   53,399
Total National 53,399
Nebraska - 0.9%
100 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
10/23 at 100.43 A2   100,704
75 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 AA+   67,690
515 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.300%, 9/01/32
3/29 at 100.00 AA+   474,717
230 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 AA+   167,534
100 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 AA-   106,362
100 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 Aaa   96,807
140 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 A+   83,608
Total Nebraska 1,097,422
Nevada - 0.5%
200 Clark County, Nevada, General Obligation Bonds, Flood Control Series
2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 AA+  (4) 204,166
185 Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Series 2020A,
3.700%, 1/01/50, (AMT), (Mandatory Put 1/31/24)
5/23 at 100.00 N/R   185,185
65 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 Aa3   66,488

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 100 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 AA+   $ 77,950
65 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement
District 1 Legends at Sparks Marina, Refunding Senior Series 2019A,
2.750%, 6/15/28, 144A
No Opt. Call Ba1   58,848
Total Nevada 592,637
New Hampshire - 1.0%
248 National Finance Authority, New Hampshire, Municipal Certificates
Series 2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB   247,375
401 National Finance Authority, New Hampshire, Municipal Certificates
Series 2022-1 Class A, 4.375%, 9/20/36 2022
No Opt. Call BBB   397,587
149 National Finance Authority, New Hampshire, Municipal Certificates
Series 2022-2 Class A, 4.000%, 10/20/36 2022
No Opt. Call BBB   142,783
295 National Finance Authority, New Hampshire, Pollution Control Revenue
Bonds, New York State Electric & Gas Corporation Project, Refunding
Series 2022A, 4.000%, 12/01/28, (AMT)
No Opt. Call A-   301,172
125 New Hampshire Business Finance Authority, Water Facility Revenue
Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
1/01/36, (Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 N/R  (4) 129,291
Total New Hampshire 1,218,208
New Jersey - 5.8%
535 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Refunding Series 2014A, 5.000%, 2/15/30
2/24 at 100.00 A-   541,040
130 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call N/R  (4) 131,850
220 New Jersey Economic Development Authority, Private Activity Bonds,
The Goethals Bridge Replacement Project, Series 2013, 5.000%,
1/01/28, (AMT)
1/24 at 100.00 A2   222,039
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
6/25 at 100.00 A3   1,042,660
200 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%,
9/15/29, (AMT)
5/23 at 101.00 BB-   200,376
250 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+   220,922
220 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Senior Lien Series 2017-1A, 3.750%, 12/01/31,
(AMT)
12/26 at 100.00 Aaa   218,068
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
500 4.000%, 6/01/30 No Opt. Call A2   552,415
150 4.000%, 6/01/31 No Opt. Call A2   167,071
200 4.000%, 6/01/32 No Opt. Call A2   224,040
1,280 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/33
No Opt. Call A3   877,005
1,590 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/23
No Opt. Call A3   1,611,481
175 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 A3   177,006

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
March 31, 2023

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 70 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Chambers Project, Refunding
Series 2014A, 5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call N/R  (4) $ 70,638
895 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/29
6/28 at 100.00 A   970,780
Total New Jersey 7,227,391
New Mexico - 0.4%
45 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 Aaa   42,637
100 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 Aaa   75,211
325 New Mexico Municipal Energy Acquisition Authority, Gas Supply
Revenue Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%,
11/01/39, (Mandatory Put 5/01/25)
2/25 at 100.73 Aa1   333,837
Total New Mexico 451,685
New York - 4.7%
Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015:
210 5.000%, 7/01/23 No Opt. Call B-   209,238
205 5.000%, 7/01/24 No Opt. Call B-   200,322
120 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R   98,624
200 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/28, 144A
6/27 at 100.00 BBB-   205,902
750 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.000%, 12/01/36
12/32 at 100.00 BBB+   786,315
170 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A, 0.000%, 6/01/24 - AGM Insured
No Opt. Call AA   164,494
120 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
5.000%, 11/15/33
11/30 at 100.00 A3   132,348
60 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%,
1/01/40
1/26 at 103.00 N/R   50,299
105 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2019A-3A, 1.125%, 5/01/60, (Mandatory Put 11/01/24)
4/23 at 100.00 AA+   101,039
New York City Industrial Development Agency, New
York, PILOT Payment in Lieu of Taxes Revenue Bonds,
Queens Baseball Stadium Project, Refunding Series
2021A:
20 4.000%, 1/01/32 - AGM Insured 1/31 at 100.00 AA   21,267
135 3.000%, 1/01/33 - AGM Insured 1/31 at 100.00 AA   130,274
350 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
A-1, 5.000%, 8/01/29
No Opt. Call AA   406,172
100 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2018I, 3.625%,
11/01/33
11/27 at 100.00 Aa2   101,544
215 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 2.600%,
11/01/34
5/28 at 100.00 Aa2   190,922

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 215 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 Aa2   $ 211,874
120 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 2.650%, 10/01/34
10/28 at 100.00 Aa1   106,781
100 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.300%, 10/01/40
10/29 at 100.00 Aa1   73,691
75 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 233, 2.200%, 4/01/36
4/30 at 100.00 Aa1   59,480
245 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 Aa1   182,091
245 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 242, 2.950%, 10/01/37
4/31 at 100.00 Aa1   211,308
New York Transportation Development Corporation,
New York, Special Facilities Bonds, LaGuardia Airport
Terminal B Redevelopment Project, Series 2016A:
135 4.000%, 7/01/32, (AMT) 7/24 at 100.00 Baa2   135,242
230 4.000%, 7/01/33, (AMT) 7/24 at 100.00 Baa2   230,241
180 5.000%, 7/01/34, (AMT) 7/24 at 100.00 Baa2   182,662
625 5.000%, 7/01/41, (AMT) 7/24 at 100.00 Baa2   627,094
70 4.000%, 7/01/46 - AGM Insured, (AMT) 7/24 at 100.00 AA   65,574
150 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
4/23 at 100.00 B   150,101
500 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022, 5.000%, 12/01/29, (AMT)
No Opt. Call Baa1   545,740
140 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021B-EFRB, 3.600%, 7/01/29
No Opt. Call N/R   123,491
115 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call N/R   107,435
Total New York 5,811,565
North Carolina - 1.4%
85 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 AA+   70,822
1,340 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 A   1,425,010
250 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Capital Appreciation Series 2017C, 0.000%, 7/01/27
7/26 at 96.08 BBB   210,405
Total North Carolina 1,706,237
North Dakota - 1.0%
270 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021, 3.000%, 5/01/46
5/27 at 100.00 Baa2   200,840
55 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 Aa1   51,344
55 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 Aa1   52,014
95 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 Aa1   74,470

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
March 31, 2023

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
$ 100 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa1   $ 73,925
500 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2022F, 3.950%, 7/01/37
1/32 at 100.00 Aa1   502,185
Ward County Health Care, North Dakota, Revenue
Bonds, Trinity Obligated Group, Series 2017C:
200 5.000%, 6/01/28 No Opt. Call BB+   198,356
100 5.000%, 6/01/43 6/28 at 100.00 BB+   87,736
Total North Dakota 1,240,870
Ohio - 6.0%
100 American Municipal Power Inc., Ohio, Fremont Energy Center Revenue
Bonds, Refunding Series 2021A, 5.000%, 2/15/34
2/31 at 100.00 A1   114,846
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
155 5.000%, 6/01/28 No Opt. Call A   167,161
75 5.000%, 6/01/30 No Opt. Call A   82,330
330 5.000%, 6/01/31 6/30 at 100.00 A   360,951
515 5.000%, 6/01/35 6/30 at 100.00 A-   552,786
100 5.000%, 6/01/36 6/30 at 100.00 A-   106,468
100 4.000%, 6/01/48 6/30 at 100.00 BBB+   88,381
300 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   272,037
200 County of Washington, Ohio, Hospital Facilities Revenue Bonds, Series
2022, (Memorial Health System Obligated Group), 6.375%, 12/01/37
12/32 at 100.00 N/R   204,218
480 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield
Medical Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba3   466,214
20 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 3.000%, 8/01/40
2/31 at 100.00 A+   16,584
45 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23
No Opt. Call N/R   56
100 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 9/01/23
No Opt. Call N/R   125
425 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (6)
No Opt. Call N/R   531
90 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010A, 3.125%, 7/01/33 (6)
No Opt. Call N/R   112
130 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2006B, 3.625%, 12/01/33 (6)
No Opt. Call N/R   163
335 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005A,
2.100%, 1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   326,163
225 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007A,
2.500%, 8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   199,724

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 350 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   $ 310,681
100 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014B,
2.600%, 6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+   89,323
100 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014D,
1.900%, 5/01/26, (Mandatory Put 10/01/24)
No Opt. Call BBB+   97,075
350 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series
2015A, 4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call A3   353,195
200 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Duke
Energy Corporation Project, Refunding Series 2022A, 4.250%,
11/01/39, (AMT), (Mandatory Put 6/01/27)
No Opt. Call BBB   201,902
45 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R   43,768
50 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/36
1/30 at 100.00 A3   50,685
100 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 Aaa   91,022
65 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 Aaa   57,915
25 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 Aaa   20,105
2,515 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.700%, 2/15/34
2/31 at 100.00 Aa3   3,041,012
120 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (6)
No Opt. Call N/R   150
230 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2005B, 4.000%, 1/01/34 (6)
No Opt. Call N/R   288
110 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008B, 3.625%, 10/01/33
No Opt. Call N/R   137
220 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010A, 3.750%, 7/01/33 (6)
No Opt. Call N/R   275
235 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010C, 4.000%, 6/01/33
No Opt. Call N/R   294
110 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (6)
No Opt. Call N/R   138
100 Toledo-Lucas County Port Authority, Ohio, Development Revenue
Bonds, Northwest Ohio Bond Fund, HB Magruder Memorial Hospital
Project, Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 A-   80,347
70 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 N/R   69,984
Total Ohio 7,467,146

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
March 31, 2023

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 2.2%
$ 75 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Refunding Series 2020, 4.000%, 12/01/28
No Opt. Call A   $ 80,228
115 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project, Series
2020, 2.750%, 9/01/31
9/30 at 100.00 A   114,790
800 Caddo County Governmental Building Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2018, 3.625%, 9/01/33
9/28 at 100.00 BBB+   781,424
100 Cleveland County Public Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Norman Technology Center
Project, Series 2021, 4.000%, 5/01/35
5/31 at 100.00 Aa3   105,683
250 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A, 5.000%, 12/01/31
12/27 at 100.00 A   278,010
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Series
2018B:
230 5.000%, 8/15/28 No Opt. Call BB-   227,960
200 5.500%, 8/15/57 8/28 at 100.00 BB-   191,602
100 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 N/R   96,818
45 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%,
9/01/35
3/29 at 100.00 Aaa   44,178
495 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2022A, 3.800%,
9/01/37
3/31 at 100.00 Aaa   493,758
110 Tulsa County Industrial Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Broken Arrow Public Schools Project, Series
2021A, 4.000%, 9/01/31
No Opt. Call A1   117,448
160 Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019,
5.000%, 3/01/31
3/29 at 100.00 A-   178,267
Total Oklahoma 2,710,166
Oregon - 1.4%
1,265 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Deferred Interest Series 2017B,
0.000%, 6/15/31
6/27 at 85.82 AA+   932,330
335 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-2, 5.000%, 7/01/46, (Mandatory Put 2/01/32)
11/31 at 100.00 AA-   391,437
95 Oregon Housing and Community Services Department, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa2   72,245
360 Oregon State  Business Development Commission, Recovery Zone
Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
2.400%, 12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A   358,301
Total Oregon 1,754,313
Pennsylvania - 4.4%
100 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%,
2/01/30
No Opt. Call AA   116,799

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28, 144A
No Opt. Call Ba3   $ 102,424
220 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2008A, 2.700%, 4/01/35 (6)
No Opt. Call N/R   275
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower
Health Project, Series 2017:
115 5.000%, 11/01/29 11/27 at 100.00 B   84,169
145 4.000%, 11/01/32 11/27 at 100.00 B   90,223
125 3.750%, 11/01/42 11/27 at 100.00 B   63,259
330 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/01/30)
8/29 at 101.50 B   264,726
330 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 AA   325,882
350 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016A, 3.000%, 9/01/29
No Opt. Call A+   352,614
225 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   207,859
5 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (6)
No Opt. Call N/R   6
500 Pennsylvania Economic Development Financing Authority, Parking
System Revenue Bonds, Capitol Region Parking System, Junior
Guaranteed Series 2013B, 5.500%, 1/01/27
1/24 at 100.00 AA   509,775
250 Pennsylvania Economic Development Financing Authority, Parking
System Revenue Bonds, Capitol Region Parking System, Junior
Insured Series 2013C, 5.500%, 1/01/26 - AGM Insured
1/24 at 100.00 AA   255,017
230 Pennsylvania Economic Development Financing Authority, Private
Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement
Project, Series 2015, 5.000%, 12/31/25, (AMT)
No Opt. Call BBB   236,951
150 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
5/23 at 100.00 BB+   121,926
250 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, 3.400%, 10/01/32, (AMT)
4/27 at 100.00 AA+   241,990
25 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 AA+   24,791
155 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 AA+   143,580
150 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 AA+   126,775
200 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133, 2.350%, 10/01/40
10/29 at 100.00 AA+   149,594
200 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A, 4.000%, 10/01/37
4/32 at 100.00 AA+   200,616
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2016B-2:
405 5.000%, 6/01/29 6/26 at 100.00 A   431,256

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
March 31, 2023

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 860 5.000%, 6/01/35 6/26 at 100.00 A   $ 901,917
350 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017, 5.000%, 12/01/32
12/27 at 100.00 A   382,739
80 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/26
5/24 at 100.00 BB+   80,445
40 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016,
3.375%, 6/01/26
No Opt. Call BB+   37,897
Total Pennsylvania 5,453,505
Puerto Rico - 2.6%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
250 5.000%, 7/01/30, 144A No Opt. Call N/R   252,553
260 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R   257,631
95 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   96,286
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
591 0.000%, 7/01/27 No Opt. Call N/R   486,304
85 0.000%, 7/01/29 7/28 at 98.64 N/R   63,411
634 0.000%, 7/01/31 7/28 at 91.88 N/R   423,709
362 0.000%, 7/01/33 7/28 at 86.06 N/R   217,721
207 4.500%, 7/01/34 7/25 at 100.00 N/R   204,826
100 5.000%, 7/01/58 7/28 at 100.00 N/R   94,417
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
78 4.329%, 7/01/40 7/28 at 100.00 N/R   71,178
179 4.329%, 7/01/40 7/28 at 100.00 N/R   163,345
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
320 5.625%, 7/01/27 No Opt. Call N/R   330,989
100 5.625%, 7/01/29 No Opt. Call N/R   104,560
119 5.750%, 7/01/31 No Opt. Call N/R   126,443
199 0.000%, 7/01/33 7/31 at 89.94 N/R   113,030
177 4.000%, 7/01/33 7/31 at 103.00 N/R   159,502
50 4.000%, 7/01/35 7/31 at 103.00 N/R   43,704
Total Puerto Rico 3,209,609
Rhode Island - 0.6%
100 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 BB-   95,458
200 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 5.500%,
9/01/28, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (4) 202,348
180 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A,
2.250%, 10/01/41
4/30 at 100.00 AA+   132,084
205 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A,
2.350%, 10/01/36
4/31 at 100.00 AA+   167,956
50 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A,
2.550%, 10/01/40
10/29 at 100.00 AA+   40,139

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island (continued)
$ 125 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 N/R   $ 123,654
Total Rhode Island 761,639
South Carolina - 0.2%
130 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 Aa1   130,233
170 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa   120,895
Total South Carolina 251,128
South Dakota - 0.2%
75 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 AAA   54,967
100 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 AAA   72,332
110 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.300%, 11/01/37
11/30 at 100.00 AAA   91,936
Total South Dakota 219,235
Tennessee - 1.2%
125 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 A1   123,179
165 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 Baa1   175,273
70 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.300%, 7/01/41
1/31 at 100.00 AA+   51,821
100 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2022-2, 4.050%, 7/01/37
7/31 at 100.00 AA+   101,114
100 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/01/31)
8/31 at 100.85 A2   104,405
920 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Pre-refunded 5/01/23), (Mandatory
Put 5/01/23)
5/23 at 100.00 A  (4) 920,901
Total Tennessee 1,476,693
Texas - 4.8%
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
40 5.000%, 1/01/28 1/27 at 100.00 BB+   41,504
55 5.000%, 1/01/30 1/27 at 100.00 BB+   57,004
1,000 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/31, (Pre-refunded 7/01/25)
7/25 at 100.00 A-  (4) 1,054,210
25 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019, 5.000%, 9/01/34
9/28 at 100.00 A   27,485
130 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
5/23 at 100.00 Baa2   127,890
110 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 A+   121,787

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
March 31, 2023

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 385 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A, 5.000%, 11/15/26 - AGM
Insured
11/24 at 100.00 AA   $ 399,326
705 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 0.000%,
12/01/42
12/31 at 68.27 Baa2   247,645
50 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 BB-   50,044
500 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B, 0.000%,
9/01/23 - AMBAC Insured
No Opt. Call A   493,230
430 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/28, (AMT)
11/25 at 100.00 A1   446,942
McCamey County Hospital District, Texas, General
Obligation Bonds, Series 2013:
75 5.000%, 12/01/25 No Opt. Call B1   75,889
100 5.250%, 12/01/28 12/25 at 100.00 B1   102,111
100 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
4/23 at 104.00 BB-   97,768
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
245 0.000%, 9/01/43, (Pre-refunded 9/01/31) (5) 9/31 at 100.00 N/R  (4) 313,108
490 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (4) 648,147
Port Beaumont Navigation District, Jefferson County,
Texas, Dock and Wharf Facility Revenue Bonds, Jefferson
Gulf Coast Energy Project, Series 2021A:
100 2.750%, 1/01/36, (AMT), 144A 7/23 at 103.00 N/R   71,837
300 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R   198,975
100 3.000%, 1/01/50, (AMT), 144A 7/23 at 103.00 N/R   59,547
100 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C, 2.000%, 8/15/46
8/30 at 100.00 AAA   60,611
215 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 5.000%, 7/01/53,
(Mandatory Put 7/01/32)
1/32 at 100.00 A1   243,558
100 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 Aaa   71,974
Texas Private Activity Bond Surface Transporation
Corporation, Revenue Bonds, NTE Mobility Partners LLC
North Tarrant Express Managed Lanes Project, Refunding
Senior Lien Series 2019A:
315 4.000%, 12/31/38 12/29 at 100.00 Baa2   296,113
125 4.000%, 12/31/39 12/29 at 100.00 Baa2   116,081
100 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A, 4.000%, 6/30/32
12/30 at 100.00 Baa2   101,348
500 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/34
8/24 at 100.00 A-   507,215
Total Texas 6,031,349

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia - 1.3%
$ 200 Chesapeake Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2008A, 1.900%, 2/01/32, (Mandatory Put 6/01/23)
No Opt. Call A2   $ 199,358
170 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding
Series 2008A, 1.900%, 11/01/35, (Mandatory Put 6/01/23)
No Opt. Call A2   169,455
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
250 5.000%, 7/01/36, (AMT) 1/32 at 100.00 BBB   264,370
150 5.000%, 1/01/38, (AMT) 1/32 at 100.00 BBB   156,279
115 5.000%, 12/31/38, (AMT) 12/32 at 100.00 Baa1   121,563
445 5.000%, 12/31/39, (AMT) 12/32 at 100.00 Baa1   467,161
140 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/02/25)
No Opt. Call A2   129,157
105 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2   101,665
Total Virginia 1,609,008
Washington - 2.0%
1,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015C, 5.000%, 4/01/23, (AMT)
No Opt. Call AA-   1,000,000
Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Private Activity Series 2022B:
100 5.000%, 8/01/29, (AMT) No Opt. Call AA-   110,881
260 5.000%, 8/01/31, (AMT) No Opt. Call AA-   295,126
100 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 Aaa   74,425
336 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A,
3.500%, 12/20/35 2021
No Opt. Call BBB+   315,345
200 Washington State, General Obligation Bonds, Various Purpose
Refunding Series R-2022C, 4.000%, 7/01/27
No Opt. Call Aaa   214,022
595 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
4/23 at 100.00 Ba3   532,257
Total Washington 2,542,056
West Virginia - 0.4%
100 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A,
4.500%, 6/01/27, 144A
No Opt. Call N/R   99,619
155 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/25)
No Opt. Call A-   141,998
80 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 Baa1   81,843
240 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series
2017A, 3.375%, 6/01/29
6/27 at 100.00 A   241,858
Total West Virginia 565,318

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
March 31, 2023

NIM
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin - 3.1%
$ 600 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 6.500%, 12/01/37, 144A
12/27 at 100.00 N/R   $ 524,862
340 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
3.700%, 10/01/46, (Mandatory Put 10/01/30)
No Opt. Call Aa3   350,309
350 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 A-   332,409
Public Finance Authority, Wisconsin, Exempt Facilities
Revenue Bonds, Celanese Project, Refunding Series
2016C:
65 4.050%, 11/01/30 5/26 at 100.00 BBB-   62,331
175 4.300%, 11/01/30 5/26 at 100.00 BBB-   170,576
40 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 N/R   31,782
80 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series 2021A,
4.000%, 10/15/34
10/31 at 100.00 AA-   83,831
150 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1,
5.000%, 2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 BBB+   153,022
1,535 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/26
12/24 at 100.00 AA-   1,590,414
555 Wisconsin Housing and Ecconomic Development Authority, Home
Ownership Revenue Bonds, Series 2020A, 2.700%, 9/01/35
9/29 at 100.00 AA   507,703
100 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 AA+   76,460
Total Wisconsin 3,883,699
Wyoming - 0.2%
170 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds,
Basin Electric Power Cooperative, Dry Fork Station Facilities, Series
2019A, 3.625%, 7/15/39
5/29 at 100.00 A   154,481
25 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 AA+   22,661
50 Wyoming Community Development Authority, Housing Revenue
Bonds, 2023 Series 1, 4.200%, 12/01/38
6/32 at 100.00 AA+   50,389
Total Wyoming 227,531
Total Municipal Bonds (cost $120,055,666) 117,830,714
Shares Description (1) Value
X 5,076,441 COMMON STOCKS - 4.1%
X 5,076,441
Independent Power and Renewable Electricity Producers - 4.1%
65,897 Energy Harbor Corp (7),(8) $ 5,076,441
Total Independent Power and Renewable Electricity Producers 5,076,441
Total Common Stocks (cost $1,755,742) 5,076,441

Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 258,560.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.2%
X 258,560
$ 198 Federal Home Loan Mortgage Corporation, Notes, 2022 3.150% 10/15/36 AA+ $ 174,937
108 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021, 2021
2.032% 1/25/38 AA+ 83,623
Total Asset-Backed and Mortgage-Backed Securities (cost $313,415) 258,560
Total Long-Term Investments (cost $122,124,823) 123,165,715
Other Assets & Liabilities, Net -   1.1% 1,346,218
Net Assets Applicable to Common Shares - 100% $ 124,511,933
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlement during February 2020 for Beaver County
Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series
2008A, 2.700%, 4/01/35; Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation
Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 0.000%,
7/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2006B, 3.625%, 12/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear
Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20; Ohio Water Development Authority, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water
Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B,
3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; and Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6,
2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticiplate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity.
Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Nuveen Select Tax-Free Income Portfolio
Portfolio of Investments March 31, 2023
NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.2%
X 668,728,001 MUNICIPAL BONDS - 98.1%
X 668,728,001
Arizona - 3.1%
$ 255 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F, 3.000%,
7/01/26
No Opt. Call AA-   $ 253,396
1,950 Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
5/23 at 100.00 AA+   1,950,273
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/51, 144A
7/31 at 100.00 BB+   740,220
1,465 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/54, 144A
7/29 at 100.00 BB+   1,273,979
2,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 5.000%, 1/01/38
1/27 at 100.00 AA-   2,108,800
1,950 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona
State University Hassayampa Academic Village Project, Refunding
Series 2016, 5.000%, 7/01/37
7/26 at 100.00 AA-   2,055,319
1,250 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2015A, 5.000%, 7/01/34
7/25 at 100.00 A+   1,296,462
3,185 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2019A, 5.000%, 7/01/44
7/29 at 100.00 A+   3,391,006
5,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A+   5,195,050
500 Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility
Charge Revenue Bonds, Series 2019A, 5.000%, 7/01/39
7/29 at 100.00 A   536,880
2,410 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/37
No Opt. Call A3   2,516,667
Total Arizona 21,318,052
Arkansas - 0.3%
6,555 Arkansas Development Finance Authority, Tobacco Settlement Revenue
Bonds, Arkansas Cancer Research Center Project, Series 2006,
0.000%, 7/01/46 - AMBAC Insured
No Opt. Call Aa2   2,200,645
Total Arkansas 2,200,645
California - 18.3%
11,000 Alhambra Unified School District, Los Angeles County, California,
General Obligation Bonds, Capital Appreciation Series 2009B,
0.000%, 8/01/41 - AGC Insured
No Opt. Call AA   5,259,650
4,245 Anaheim City School District, Orange County, California, General
Obligation Bonds, Election 2002 Series 2007, 0.000%, 8/01/31 - AGM
Insured
No Opt. Call AA   3,308,468
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
2,840 0.000%, 9/01/30 - AGM Insured No Opt. Call AA   2,251,495
5,760 0.000%, 9/01/35 - AGM Insured No Opt. Call AA   3,659,962
6,740 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA  (4) 4,604,903

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 120 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+   $ 111,503
2,310 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/33, (Pre-refunded
7/01/23)
7/23 at 100.00 A1  (4) 2,323,167
1,630 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 Aa3   1,649,707
5,490 California State, General Obligation Bonds, Refunding Various Purpose
Series 2022, 4.000%, 4/01/42
4/32 at 100.00 Aa2   5,563,786
2,645 Cypress Elementary School District, Orange County, California, General
Obligation Bonds, Series 2009A, 0.000%, 5/01/34 - AGM Insured
No Opt. Call AA   1,849,172
2,440 Eureka Unified School District, Humboldt County, California, General
Obligation Bonds, Series 2002, 0.000%, 8/01/27 - AGM Insured
No Opt. Call AA   2,153,398
Folsom Cordova Unified School District, Sacramento
County, California, General Obligation Bonds, School
Facilities Improvement District 4, Series 2007A:
3,290 0.000%, 10/01/24 - NPFG Insured No Opt. Call Aa2   3,149,287
2,275 0.000%, 10/01/28 - NPFG Insured No Opt. Call Aa2   1,941,212
6,080 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
0.000%, 6/01/28 - AMBAC Insured, (ETM)
No Opt. Call Aa3  (4) 5,380,861
6,060 Grossmont Union High School District, San Diego County, California,
General Obligation Bonds, Series 2006, 0.000%, 8/01/25 - NPFG
Insured
No Opt. Call Aa2   5,650,768
1,495 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007, 0.000%, 8/01/33 -
FGIC Insured
No Opt. Call Aa2   1,065,516
4,055 Kern Community College District, California, General Obligation Bonds,
Series 2003A, 0.000%, 3/01/28 - FGIC Insured
No Opt. Call Aa2   3,524,484
1,000 Moreno Valley Unified School District, Riverside County, California,
General Obligation Bonds, Refunding Series 2007, 0.000%, 8/01/23 -
NPFG Insured
No Opt. Call A+   990,480
3,480 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43 (5)
8/35 at 100.00 Aa1   3,177,170
450 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call A   535,257
11,985 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002, Series 2007C,
0.000%, 8/01/32 - AGM Insured
No Opt. Call AA   8,960,585
1,250 Ontario International Airport Authority, California, Revenue Bonds,
Series 2021A, 5.000%, 5/15/46 - AGM Insured
5/31 at 100.00 AA   1,378,750
1,195 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, Series 2003, 0.000%, 8/01/28 - AGM Insured
No Opt. Call AA   1,039,124
Palomar Pomerado Health, California, General
Obligation Bonds, Capital Appreciation, Election of
2004, Series 2007A:
4,620 0.000%, 8/01/24 - NPFG Insured No Opt. Call A1   4,425,821
3,000 0.000%, 8/01/25 - NPFG Insured No Opt. Call A1   2,780,820
8,790 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/29 - AMBAC Insured
No Opt. Call AA   7,143,809

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
March 31, 2023

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 12,240 Placentia-Yorba Linda Unified School District, Orange County,
California, Certificates of Participation, Series 2006, 0.000%, 10/01/34
- FGIC Insured, (ETM)
No Opt. Call A1  (4) $ 8,937,770
1,500 Placer Union High School District, Placer County, California, General
Obligation Bonds, Series 2004C, 0.000%, 8/01/32 - AGM Insured
No Opt. Call AA   1,106,145
Poway Unified School District, San Diego County,
California, General Obligation Bonds, School Facilities
Improvement District 2007-1, Election 2008 Series
2009A:
8,000 0.000%, 8/01/32 No Opt. Call Aa2   6,032,800
8,000 0.000%, 8/01/33 No Opt. Call Aa2   5,797,520
3,940 Rancho Mirage Redevelopment Agency, California, Tax Allocation
Bonds, Combined Whitewater and 1984 Project Areas, Series 2003A,
0.000%, 4/01/35 - NPFG Insured
No Opt. Call A+   2,521,679
2,755 Sacramento City Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2007, 0.000%, 7/01/25 - AGM
Insured
No Opt. Call A1   2,575,319
3,510 San Diego Association of Governments, California, South Bay
Expressway Toll Revenue Bonds, First Senior Lien Series 2017A,
5.000%, 7/01/42
7/27 at 100.00 A   3,732,850
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2019B:
1,210 5.000%, 7/01/38, (AMT) 7/29 at 100.00 A+   1,286,024
1,305 5.000%, 7/01/39, (AMT) 7/29 at 100.00 A+   1,381,095
2,110 Sierra Sands Unified School District, Kern County, California, General
Obligation Bonds, Election of 2006, Series 2006A, 0.000%, 11/01/28
- FGIC Insured
No Opt. Call AA   1,779,975
6,025 Simi Valley Unified School District, Ventura County, California, General
Obligation Bonds, Election of 2004 Series 2007C, 0.000%, 8/01/30
No Opt. Call AA   4,812,650
1,150 Woodside Elementary School District, San Mateo County, California,
General Obligation Bonds, Election of 2005, Series 2007, 0.000%,
10/01/30 - AMBAC Insured
No Opt. Call AAA   920,897
Total California 124,763,879
Colorado - 9.3%
4,150 Arkansas River Power Authority, Colorado, Power Supply System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/43
10/28 at 100.00 BBB   4,171,455
150 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A-   137,380
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
1,600 5.000%, 8/01/44 8/29 at 100.00 A-   1,652,016
540 4.000%, 8/01/49 8/29 at 100.00 A-   482,474
5,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%,
12/01/47
12/27 at 100.00 A+   5,300,550
2,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Refunding Series 2020A, 4.000%, 11/15/45
11/30 at 100.00 AA+   2,000,920
Colorado State, Certificates of Participation, Rural Series
2020A:
3,135 4.000%, 12/15/37 12/30 at 100.00 Aa2   3,202,841
445 4.000%, 12/15/38 12/30 at 100.00 Aa2   454,341
1,500 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022A, 5.000%, 11/15/47, (AMT)
11/32 at 100.00 AA-   1,593,285

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,275 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022D, 5.750%, 11/15/45, (AMT)
11/32 at 100.00 AA-   $ 2,584,787
5,805 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   5,833,909
4,400 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/43
12/28 at 100.00 A+   4,670,600
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 2000B:
5,140 0.000%, 9/01/24 - NPFG Insured No Opt. Call A   4,930,494
8,350 0.000%, 9/01/29 - NPFG Insured No Opt. Call A   6,880,316
1,295 0.000%, 9/01/32 - NPFG Insured No Opt. Call A   955,969
4,475 0.000%, 9/01/33 - NPFG Insured No Opt. Call A   3,183,605
12,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2006A, 0.000%, 9/01/38 - NPFG Insured
9/26 at 54.77 A   5,988,625
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 2020A:
715 5.000%, 9/01/36 9/30 at 100.00 A   806,934
1,095 5.000%, 9/01/40 9/24 at 100.00 A   1,110,155
Park Creek Metropolitan District, Colorado, Senior
Limited Property Tax Supported Revenue Bonds,
Refunding Series 2015A:
1,000 5.000%, 12/01/33 12/25 at 100.00 A   1,043,670
620 5.000%, 12/01/35 12/25 at 100.00 A   643,709
5,000 Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior
Revenue Bonds, Series 2021, 5.000%, 7/15/51
7/31 at 100.00 AA   5,447,000
Total Colorado 63,075,035
Connecticut - 4.6%
2,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Avon Old Farms School, Series 2021D-1, 2.625%, 7/01/51
7/31 at 100.00 A3   1,383,400
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity College, Series 2021S:
2,000 4.000%, 6/01/46 12/31 at 100.00 A+   1,890,440
1,175 4.000%, 6/01/51 12/31 at 100.00 A+   1,074,396
685 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/01/24)
1/24 at 100.00 AA-   668,245
5,100 Connecticut State, General Obligation Bonds, Green Series 2014G,
5.000%, 11/15/31
11/24 at 100.00 AA-   5,274,114
3,500 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/26
No Opt. Call AA-   3,786,580
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2013A:
3,475 5.000%, 10/01/30 10/23 at 100.00 AA   3,509,298
2,490 5.000%, 10/01/33 10/23 at 100.00 AA   2,512,236
1,625 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2014A, 5.000%, 9/01/34
9/24 at 100.00 AA   1,670,013
5,390 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 4.000%, 5/01/40
5/31 at 100.00 AA   5,466,538
3,000 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%,
11/01/42, (Pre-refunded 11/01/24)
11/24 at 100.00 AA  (4) 3,113,190

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
March 31, 2023

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 750 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 3/15/31
3/26 at 100.00 AA-   $ 801,337
Total Connecticut 31,149,787
District of Columbia - 1.5%
2,710 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B,
4.000%, 10/01/44
10/29 at 100.00 A-   2,584,148
1,500 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, 6.500%,
10/01/41, (Pre-refunded 10/01/26) - AGC Insured
10/26 at 100.00 AA  (4) 1,704,075
2,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 A-   2,269,160
1,070 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 AA   1,047,722
2,500 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45
7/30 at 100.00 AA   2,739,525
Total District of Columbia 10,344,630
Florida - 2.9%
1,040 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/47, (AMT)
10/27 at 100.00 A+   1,062,787
3,690 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger
Rail Project, Series 2019A, 6.250%, 1/01/49, (AMT), (Mandatory Put
1/01/24), 144A
5/23 at 101.00 N/R   3,653,506
7,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
5/23 at 103.00 N/R   7,055,440
1,545 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%,
10/01/47, (AMT)
10/27 at 100.00 A+   1,578,851
1,500 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 A2   1,502,505
2,000 Miami-Dade County, Florida, General Obligation Bonds, Build Better
Communities Program, Series 2013A, 5.000%, 7/01/30
7/25 at 100.00 AA   2,105,720
Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt
Cancer Center Project, Series 2020B:
2,395 4.000%, 7/01/45 7/30 at 100.00 A2   2,287,009
470 5.000%, 7/01/50 7/30 at 100.00 A2   479,480
Total Florida 19,725,298
Georgia - 0.5%
3,665 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%,
7/01/49
7/29 at 100.00 AA+   3,560,328
Total Georgia 3,560,328
Guam - 1.8%
7,250 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 BB   7,255,583

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam (continued)
$ 1,740 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2013, 5.250%, 7/01/25
7/23 at 100.00 A-   $ 1,746,977
1,460 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A-   1,482,630
1,875 Guam Power Authority, Revenue Bonds, Refunding Series 2022A,
5.000%, 10/01/41
10/32 at 100.00 BBB   1,973,081
Total Guam 12,458,271
Hawaii - 1.1%
6,895 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/41, (AMT)
7/25 at 100.00 AA-   6,994,840
645 Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%,
7/01/35, (AMT)
7/30 at 100.00 Aa3   657,500
Total Hawaii 7,652,340
Idaho - 2.3%
5,000 Boise City Water Renewal System, Idaho, Revenue Bonds, Refunding
Series 2022, 5.000%, 9/01/47
9/32 at 100.00 Aa2   5,522,250
10,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 5.000%, 3/01/44
3/24 at 100.00 A   10,066,200
Total Idaho 15,588,450
Illinois - 8.9%
3,615 Board of Trustees of Southern Illinois University, Housing and Auxiliary
Facilities System Revenue Bonds, Series 1999A, 0.000%, 4/01/23 -
NPFG Insured
No Opt. Call Baa2   3,615,000
2,050 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   2,157,379
1,790 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30
12/27 at 100.00 BB+   1,858,825
725 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB+   764,737
3,900 Chicago Board of Education, Illinois, General Obligation Bonds, Series
1999A, 0.000%, 12/01/28 - FGIC Insured
No Opt. Call Baa2   3,168,048
55 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/28 -
FGIC Insured
No Opt. Call Baa2   44,678
880 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB+   940,852
520 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 6.000%, 7/01/43
7/23 at 100.00 A   523,364
6,200 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/23
No Opt. Call A-   6,259,210
2,500 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A, 4.000%, 1/01/46
1/32 at 100.00 AA-   2,442,275
1,000 Kankakee & Will Counties Community Unit School District 5, Illinois,
General Obligation Bonds, Series 2006, 0.000%, 5/01/23 - AGM
Insured
No Opt. Call Aa3   997,850
1,000 Kendall, Kane, and Will Counties Community Unit School District 308
Oswego,  Illinois, General Obligation Bonds, Series 2008, 0.000%,
2/01/24 - AGM Insured
No Opt. Call A1   974,860

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
March 31, 2023

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
$ 1,720 0.000%, 12/15/29 - NPFG Insured No Opt. Call A   $ 1,345,487
765 0.000%, 6/15/30 No Opt. Call A   585,141
45 0.000%, 6/15/30, (ETM) No Opt. Call N/R  (4) 36,894
2,500 0.000%, 12/15/30 - NPFG Insured No Opt. Call A   1,876,450
17,195 0.000%, 12/15/31 - NPFG Insured No Opt. Call A   12,361,314
1,350 0.000%, 6/15/35 - NPFG Insured No Opt. Call A   824,405
15,000 0.000%, 12/15/36 - NPFG Insured No Opt. Call A   8,393,400
2,000 0.000%, 6/15/37 - NPFG Insured No Opt. Call A   1,072,640
9,370 0.000%, 6/15/39 - NPFG Insured No Opt. Call A   4,509,781
5,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien
Series 2015, 5.000%, 3/01/28
3/25 at 100.00 A   5,160,900
620 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A-   628,792
Total Illinois 60,542,282
Indiana - 2.2%
1,600 Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks
Project, Series 2008B, 0.000%, 6/01/30 - AGM Insured
No Opt. Call AA   1,274,880
2,040 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
6/25 at 100.00 AA   2,089,450
5,060 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 A   4,945,138
5,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2015A, 5.000%, 10/01/45
10/24 at 100.00 AA   5,115,500
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Series
1999E, 0.000%, 2/01/24 - AMBAC Insured
No Opt. Call AA   976,290
1,000 Zionsville Community Schools Building Corporation, Boone County,
Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 7/15/28 - AGM
Insured
No Opt. Call AA   858,470
Total Indiana 15,259,728
Iowa - 0.2%
1,165 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 BBB-   1,154,841
Total Iowa 1,154,841
Kentucky - 0.1%
805 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C, 0.000%, 7/01/43 (5)
7/31 at 100.00 Baa2   908,354
Total Kentucky 908,354
Louisiana - 0.3%
1,870 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 AA   1,963,294
Total Louisiana 1,963,294
Massachusetts - 5.3%
Massachusetts Development Finance Agency, Revenue
Bonds, Boston University, Series 2016BB-1:
10,000 4.000%, 10/01/46 10/26 at 100.00 AA-   9,837,500
2,230 5.000%, 10/01/46 10/26 at 100.00 AA-   2,348,524

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 3,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/43
7/28 at 100.00 A   $ 3,138,750
6,500 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 A1   6,676,800
4,600 Massachusetts Development Finance Agency, Revenue Bonds, Olin
College, Series 2013E, 5.000%, 11/01/43
11/23 at 100.00 A   4,625,668
4,500 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System, Series 2014M-4, 5.000%, 7/01/44, (Pre-refunded
7/01/23)
7/23 at 100.00 AA-  (4) 4,526,190
600 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 A-   546,408
2,415 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%,
6/01/47
6/27 at 100.00 AA+   2,543,768
1,000 Newburyport, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan, Refunding Series 2013, 4.000%, 1/15/30
5/23 at 100.00 AAA   1,001,050
University of Massachusetts Building Authority, Project
Revenue Bonds, Senior Series 2014-1:
255 5.000%, 11/01/39, (Pre-refunded 11/01/24) 2020 11/24 at 100.00 N/R  (4) 264,820
480 5.000%, 11/01/39 11/24 at 100.00 AA   491,549
210 5.000%, 11/01/39, (Pre-refunded 11/01/24) 11/24 at 100.00 N/R  (4) 218,087
220 5.000%, 11/01/39, (Pre-refunded 11/01/24) 11/24 at 100.00 N/R  (4) 228,472
Total Massachusetts 36,447,586
Michigan - 0.7%
385 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 Aa2   401,078
4,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2016-I, 5.000%, 4/15/35
10/26 at 100.00 Aa2   4,296,400
Total Michigan 4,697,478
Missouri - 2.1%
7,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/54, (AMT)
3/29 at 100.00 A2   7,160,510
Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series
2004B-1:
1,165 0.000%, 4/15/23 - AMBAC Insured No Opt. Call AA   1,164,021
5,000 0.000%, 4/15/30 - AMBAC Insured No Opt. Call AA-   4,124,250
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/38
11/23 at 100.00 A2   2,002,520
Total Missouri 14,451,301
Nebraska - 1.0%
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Refunding Series 2015:
545 4.125%, 11/01/36 11/25 at 100.00 A   549,976
2,700 5.000%, 11/01/45 11/25 at 100.00 A   2,736,504
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
250 5.000%, 7/01/26 7/25 at 100.00 BBB   258,140

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
March 31, 2023

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 305 5.000%, 7/01/27 7/25 at 100.00 BBB   $ 315,053
500 Platte County School District 001, Columbus Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2014, 5.000%,
12/15/39, (Pre-refunded 6/15/24)
6/24 at 100.00 Aa3  (4) 514,440
2,000 University of Nebraska Facilities Corporation, Nebraska, Facilities
Program Bonds, Green Series 2021B, 5.000%, 7/15/51
7/31 at 100.00 Aa1   2,190,740
Total Nebraska 6,564,853
Nevada - 0.7%
1,710 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/37
9/27 at 100.00 A-   1,762,890
3,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015, 5.000%, 6/01/34
12/24 at 100.00 Aa1   3,109,500
Total Nevada 4,872,390
New Hampshire - 0.3%
2,250 New Hampshire Business Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2003,
3.125%, 8/01/24, (AMT)
No Opt. Call A-   2,221,042
Total New Hampshire 2,221,042
New Jersey - 5.9%
3,495 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/37
1/24 at 100.00 A+   3,541,344
940 New Jersey Economic Development Authority, Private Activity Bonds,
The Goethals Bridge Replacement Project, Series 2013, 5.125%,
1/01/39 - AGM Insured, (AMT)
1/24 at 100.00 AA   946,495
3,230 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series
2017B, 5.000%, 11/01/23
No Opt. Call A3   3,266,079
2,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31,
(Pre-refunded 12/15/26)
12/26 at 100.00 A3  (4) 2,224,320
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding
Series 2015A:
305 5.000%, 7/01/28 - AGM Insured 7/25 at 100.00 AA   316,560
260 5.000%, 7/01/29 - AGM Insured 7/25 at 100.00 AA   269,633
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
4,900 0.000%, 12/15/28 - AMBAC Insured No Opt. Call A3   4,087,678
35,000 0.000%, 12/15/34 - AGM Insured No Opt. Call AA   23,137,100
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/29
6/25 at 100.00 A3   2,097,540
Total New Jersey 39,886,749
New Mexico - 0.9%
1,000 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue
Bonds, Series 2020, 4.000%, 7/01/43
7/30 at 100.00 AA   997,200
1,000 Farmington Municipal School District 5, San Juan County, New Mexico,
General Obligation Bonds, School Building Series 2015, 5.000%,
9/01/28
9/25 at 100.00 Aa3   1,054,460
3,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
4/23 at 100.00 N/R   3,007,290

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
$ 1,035 University of New Mexico, Revenue Bonds, Refunding & Improvement
Subordinate Lien Series 2016A, 4.500%, 6/01/36
6/26 at 100.00 AA-   $ 1,074,485
Total New Mexico 6,133,435
New York - 2.5%
2,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019A-1,
5.000%, 11/15/48, (Mandatory Put 11/15/24)
No Opt. Call A3   2,040,700
1,260 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2015 Series HH, 5.000%, 6/15/37
6/25 at 100.00 AA+   1,309,783
10,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%,
3/15/45
9/30 at 100.00 Aa1   9,874,500
2,500 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Thirty-Four Series 2022, 5.250%, 8/01/47, (AMT)
8/32 at 100.00 AA-   2,739,825
1,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series B, 5.000%, 6/01/24
No Opt. Call B-   992,620
Total New York 16,957,428
Ohio - 0.2%
1,015 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   920,392
250 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   227,535
3,000 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2005B, 4.000%, 1/01/34 (6)
No Opt. Call N/R   3,750
Total Ohio 1,151,677
Oklahoma - 0.2%
1,230 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38
8/28 at 100.00 BB-   1,168,315
Total Oklahoma 1,168,315
Oregon - 3.4%
1,505 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest
Series 2017D, 5.000%, 6/15/36
6/27 at 100.00 AA+   1,621,743
60 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 Aa1   64,556
Clackamas County Hospital Facility Authority, Oregon,
Senior Living Revenue Bonds, Willamette View Project,
Series 2017A:
515 4.000%, 11/15/23 No Opt. Call N/R   513,743
500 5.000%, 11/15/52 11/25 at 102.00 N/R   448,875
1,000 Lake Oswego, Oregon, General Obligation Bonds, Series 2013,
5.000%, 6/01/26
6/23 at 100.00 AAA   1,003,680
2,130 Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 5.000%, 8/15/50
8/30 at 100.00 A+   2,234,477
3,000 Oregon Facilities Authority, Revenue Bonds, Reed College, Series
2017A, 4.000%, 7/01/41, (Pre-refunded 7/01/27)
7/27 at 100.00 Aa2  (4) 3,199,050

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
March 31, 2023

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 2,000 Oregon Facilities Authority, Revenue Bonds, Willamette University,
Refunding Series 2016B, 5.000%, 10/01/40
10/26 at 100.00 BBB   $ 2,044,500
5,000 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/44
1/32 at 100.00 AA-   5,049,200
2,500 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Project, Refunding Series 2016A, 5.000%, 5/15/46
5/26 at 100.00 AA-   2,562,200
750 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2017, 5.000%,
6/15/30
6/27 at 100.00 AA+   830,317
Yamhill County, Oregon, Revenue Bonds, George Fox
University Project, Refunding Series 2021:
1,500 4.000%, 12/01/36 12/31 at 100.00 A-   1,515,375
1,875 4.000%, 12/01/41 12/31 at 100.00 A-   1,823,850
Total Oregon 22,911,566
Pennsylvania - 0.9%
1,500 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   1,114,335
5,000 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
State System of Higher Education, Series 2016AT-1, 5.000%, 6/15/31
6/26 at 100.00 Aa3   5,337,650
Total Pennsylvania 6,451,985
Puerto Rico - 1.9%
87 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R   82,753
56 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022B, 0.000%, 7/01/32
No Opt. Call N/R   35,380
97 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 0.000%, 7/01/53 (5)
1/33 at 100.00 N/R   56,646
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,550 4.750%, 7/01/53 7/28 at 100.00 N/R   3,256,060
3,560 5.000%, 7/01/58 7/28 at 100.00 N/R   3,361,245
6,500 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R   5,931,510
555 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022, 0.000%,
11/01/51
No Opt. Call N/R   241,378
Total Puerto Rico 12,964,972
South Carolina - 0.2%
1,270 South Carolina Transportation Infrastructure Bank, Revenue Bonds,
Refunding Series 2015A, 2.900%, 10/01/25
10/24 at 100.00 Aa3   1,273,937
Total South Carolina 1,273,937
South Dakota - 0.2%
1,000 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/35
11/25 at 100.00 AA-   1,040,680
Total South Dakota 1,040,680
Tennessee - 0.8%
5,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/30 at 100.00 A2   5,193,450
Total Tennessee 5,193,450

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas - 6.5%
$ 4,675 Alamo Regional Mobility Authority, Texas, Vehicle Registration Fee
Revenue Bonds, Senior Lien Series 2016, 5.000%, 6/15/46, (Pre-
refunded 6/15/25)
6/25 at 100.00 AA+  (4) $ 4,922,167
Central Texas Regional Mobility Authority, Revenue
Bonds, Senior Lien, Series 2015A:
110 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 115,963
85 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 89,608
240 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 253,010
10,765 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, First Tier Series 2013A, 5.500%, 4/01/53, (Pre-refunded
10/01/23)
10/23 at 100.00 N/R  (4) 10,917,433
1,160 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 AA   1,178,954
2,500 Harris County Flood Control District, Texas, Contract Tax Bonds,
Refunding Series 2017A, 4.000%, 10/01/35
10/27 at 100.00 AAA   2,587,775
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Junior Lien Series 2001H:
520 0.000%, 11/15/24 - NPFG Insured No Opt. Call Baa2   491,327
110 0.000%, 11/15/24 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 105,090
2,935 0.000%, 11/15/30 - NPFG Insured No Opt. Call Baa2   2,206,592
480 0.000%, 11/15/30 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 389,246
1,405 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 Baa2   940,268
2,510 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 Baa2   1,253,017
12,480 0.000%, 11/15/41 - NPFG Insured 11/31 at 53.78 Baa2   4,385,223
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Third Lien Series 2004A-3:
2,235 0.000%, 11/15/32 - NPFG Insured 11/24 at 62.71 Baa2   1,313,845
4,230 0.000%, 11/15/35 - NPFG Insured 11/24 at 52.47 Baa2   2,067,793
Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A:
3,045 0.000%, 11/15/34 - NPFG Insured 11/30 at 78.27 AA   1,782,695
8,110 0.000%, 11/15/38 - NPFG Insured 11/30 at 61.17 AA   3,572,861
575 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B, 0.000%,
9/01/24 - AMBAC Insured
No Opt. Call A   548,360
430 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
4/23 at 104.00 BB-   420,402
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Capital Appreciation Series 2008I:
290 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 AA  (4) 307,687
2,000 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 AA-  (4) 2,128,600
200 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2016A, 4.000%, 11/15/42
5/26 at 100.00 AA-   196,274
2,410 Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A+   2,244,795
Total Texas 44,418,985
Virgin Islands - 0.2%
1,645 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R   1,614,929
Total Virgin Islands 1,614,929

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
March 31, 2023

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia - 0.5%
$ 3,500 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/32 (5)
7/28 at 100.00 A-   $ 3,689,525
Total Virginia 3,689,525
Washington - 5.2%
5,985 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/44, (AMT)
4/29 at 100.00 AA-   6,267,193
860 Snohomish County School District 306 Lakewood, Washington, General
Obligation Bonds, Series 2014, 5.000%, 12/01/28
6/24 at 100.00 Aaa   882,850
4,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A, 5.000%,
10/01/32
5/23 at 100.00 A1   4,001,440
5,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, 5.000%, 10/01/38
10/24 at 100.00 A1   5,009,450
8,390 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase,
4.000%, 7/01/58
7/31 at 100.00 Baa1   6,884,079
5,710 Washington State, General Obligation Bonds, Various Purpose Series
2015B, 5.000%, 2/01/37
2/25 at 100.00 Aaa   5,901,399
2,060 Washington State, General Obligation Bonds, Various Purpose Series
2016A-1, 5.000%, 8/01/39
8/25 at 100.00 Aaa   2,139,846
2,535 Washington State, General Obligation Bonds, Various Purpose Series
2017A, 5.000%, 8/01/38
8/26 at 100.00 Aaa   2,686,694
2,115 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003F, 0.000%, 12/01/27 - NPFG Insured
No Opt. Call Aaa   1,861,517
Total Washington 35,634,468
Wisconsin - 1.1%
3,290 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
5/23 at 100.00 A3   3,289,835
3,855 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016,
5.000%, 12/01/41
11/26 at 100.00 AA-   4,026,201
Total Wisconsin 7,316,036
Total Municipal Bonds (cost $632,058,039) 668,728,001

Shares Description (1) Value
X 7,455,082 COMMON STOCKS - 1.1%
X 7,455,082
Independent Power and Renewable Electricity Producers - 1.1%
96,774 Energy Harbor Corp (7),(8) $ 7,455,082
Total Independent Power and Renewable Electricity Producers 7,455,082
Total Common Stocks (cost $2,699,742) 7,455,082
Total Long-Term Investments (cost $634,757,781) 676,183,083
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.2%
1,500,000 MUNICIPAL BONDS - 0.2%
X 1,500,000
Massachusetts - 0.2%
$ 1,500 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2018-200, 4.050%, 12/01/48, (Mandatory Put
4/7/2023) (9)
3/23 at 100.00 AA+ $ 1,500,000
Total Massachusetts 1,500,000
Total Short-Term Investments (cost $1,500,000) 1,500,000
Total Investments (cost $ 636,257,781 ) - 99 .4% 677,683,083
Other Assets & Liabilities, Net -   0.6% 4,372,738
Net Assets Applicable to Common Shares - 100% $ 682,055,821
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlement during February 2020 for Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds,FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 0.000%, 1/01/34.
Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticiplate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Statement of Assets and Liabilities
March 31, 2023
See Notes to Financial Statements

NIM NXP
ASSETS
Long-term investments, at value
†
$ 123,165,715 $ 676,183,083
Short-term investments, at value
◊
– 1,500,000
Cash 339,763 138,719
Receivables:
Interest 1,325,987 6,666,583
Investments sold 121,090 –
Other assets 4,220 213,649
Total assets 124,956,775 684,702,034
LIABILITIES
Payables:
Dividends 298,799 2,157,823
Investments purchased - regular settlement 21,871 –
Accrued expenses:
Custodian fees 27,060 70,870
Investor relations 1,925 6,897
Management fees 48,103 107,286
Trustees fees 1,756 213,251
Professional fees 27,766 31,310
Shareholder reporting expenses 6,917 21,462
Shareholder servicing agent fees 362 1,644
Other 10,283 35,670
Total liabilities 444,842 2,646,213
Net assets applicable to common shares $ 124,511,933 $ 682,055,821
Common shares outstanding 12,446,597 46,804,690
Net asset value ("NAV") per common share outstanding $ 10 .00 $ 14 .57
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 124,466 $ 468,047
Paid-in capital 123,856,804 655,123,055
Total distributable earnings (loss) 530,663 26,464,719
Net assets applicable to common shares $ 124,511,933 $ 682,055,821
Authorized shares:
Common Unlimited Unlimited
†
Long-term investments, cost $ 122,124,823 $ 634,757,781
◊
Short-term investments, cost $ — $ 1,500,000

Statement of Operations
Year Ended March 31, 2023
See Notes to Financial Statements

NIM NXP
INVESTMENT INCOME
Interest $ 4,213,244 $ 25,472,142
Total investment income 4,213,244 25,472,142
EXPENSES
– –
Management fees 565,234 1,256,946
Shareholder servicing agent fees 2,557 26,130
Interest expense 334 4,420
Trustees fees 3,435 20,160
Custodian expenses, net 52,776 81,398
Investor relations expenses 5,156 27,498
Professional fees 38,234 75,406
Shareholder reporting expenses 14,335 79,869
Stock exchange listing fees 7,273 51,339
Other 12,998 14,598
Total expenses 702,332 1,637,764
Net investment income (loss) 3,510,912 23,834,378
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (609,605) (9,161,030)
Net realized gain (loss) (609,605) (9,161,030)
Change in unrealized appreciation (depreciation) on:
Investments (2,678,287) (14,972,548)
Change in net unrealized appreciation (depreciation) (2,678,287) (14,972,548)
Net realized and unrealized gain (loss) (3,287,892) (24,133,578)
Net increase (decrease) in net assets applicable to common shares from operations $ 223,020 $ (299,200)

Statement of Changes in Net Assets
See Notes to Financial Statements

NIM NXP
Year Ended
3/31/23
Year Ended
3/31/22
Year Ended
3/31/23
Year Ended
3/31/22
OPERATIONS
Net investment income (loss) $ 3,510,912 $ 3,407,001 $ 23,834,378 $ 13,773,025
Net realized gain (loss) (609,605) (27,479) (9,161,030) 284,495
Change in net unrealized appreciation (depreciation) (2,678,287) (6,402,674) (14,972,548) (58,188,076)
Net increase (decrease) in net assets applicable to common shares from operations 223,020 (3,023,152) (299,200) (44,130,556)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (3,379,252) (3,370,399) (25,973,777) (13,184,768)
Decrease in net assets applicable to common shares from
distributions to common shareholders (3,379,252) (3,370,399) (25,973,777) (13,184,768)
CAPITAL SHARE TRANSACTIONS
Common shares:
Fund Reorganization — — — 494,258,300
Net proceeds from shares issued to shareholders due to
reinvestment of distributions — 13,475 79,642 215,256
Net increase (decrease) in net assets applicable to common shares from capital share transactions — 13,475 79,642 494,473,556
Net increase (decrease) in net assets applicable to common shares (3,156,232) (6,380,076) (26,193,335) 437,158,232
Net assets applicable to common shares at the beginning of the period 127,668,165 134,048,241 708,249,156 271,090,924
Net assets applicable to common shares at the end of the period $ 124,511,933 $ 127,668,165 $ 682,055,821 $ 708,249,156

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Beginning
Common
Share
NAV
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Ending
Share
Price
NIM
3/31/23 $ 10.26 $ 0.28 $ (0.27) $ 0.01 $ (0.27) $ — $ (0.27) $ 10.00 $ 9.23
3/31/22 10.77 0.27 (0.51) (0.24) (0.27) — (0.27) 10.26 9.58
3/31/21 10.44 0.29 0.41 0.70 (0.32) (0.05) (0.37) 10.77 10.68
3/31/20 10.56 0.31 (0.11) 0.20 (0.32) — (0.32) 10.44 9.77
3/31/19 10.34 0.33 0.21 0.54 (0.32) — (0.32) 10.56 9.96
NXP
3/31/23 15.13 0.51 (0.51) — (0.56) — (0.56) 14.57 14.31
3/31/22 16.34 0.43 (1.09) (0.66) (0.55) — (0.55) 15.13 14.43
3/31/21 15.77 0.59 0.53 1.12 (0.55) — (0.55) 16.34 17.39
3/31/20 15.51 0.58 0.23 0.81 (0.55) — (0.55) 15.77 14.97
3/31/19 15.12 0.57 0.37 0.94 (0.55) — (0.55) 15.51 14.64
(a) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its
NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
NIM
NXP
3/31/23
— %
— %
3/31/22
—
—
3/31/21
—
—
3/31/20
—
—
3/31/19
—
—
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
NAV(a)
Based
on
Share
Price(a)
Ending
Net
Assets
(000) Expenses(b)
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate(c)
0 .17% ( 0 .79 ) % $ 124,512 0 .57% 2 .84% 21%
( 2 .31 ) ( 7 .98 ) 127,668 0 .56 2 .54 13
6 .73 13 .22 134,048 0 .56 2 .69 12
1 .83 1 .14 129,879 0 .56 2 .88 13
5 .28 6 .16 131,462 0 .57 3 .18 16
0 .07 3 .19 682,056 0 .24 3 .53 22
( 4 .24 ) ( 14 .16 ) 708,249 0 .29 3 .26 13
7 .16 20 .16 271,091 0 .26 3 .64 10
5 .19 5 .89 261,438 0 .26 3 .60 10
6 .34 8 .51 256,937 0 .26 3 .77 17
(b) The expense ratios reflect, among other things, the interest expense and other costs related to borrowings (as described in Notes to Financial Statements) and/
or the interest expense deemed to have been paid by the Fund in the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(c) Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to Financial Statements) divided by the average long-term market value during the period.

Notes to Financial Statements
1. General Information
Fund Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):
Nuveen Select Maturities Municipal Fund (NIM)
Nuveen Select Tax-Free Income Portfolio (NXP)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NIM and NXP were organized as Massachusetts business trusts on July 23, 1992 and January 29, 1992, respectively.
Current Fiscal Period
The end of the reporting period for the Funds is March 31, 2023, and the period covered by these Notes to Financial Statements is the fiscal year ended March 31, 2023 (the “current fiscal period”).
Investment Adviser and Sub-Adviser
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Funds.
Fund Reorganization
Effective prior to the opening of business on December 6, 2021, Nuveen Select Tax-Free Income Portfolio 2 (NXQ) and Nuveen Select Tax-Free
Income Portfolio 3 (NXR) (the “Target Funds”) were reorganized into NXP (the “Acquiring Fund”) (the “Reorganization”).
For accounting and performance reporting purposes, the Acquiring Fund is the survivor.
Upon the closing of the Reorganization, the Target Funds transferred their assets to the Acquiring Fund in exchange for common shares of the
Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Funds. The Target Funds were then liquidated, dissolved and terminated in accordance with their Declaration of Trust. Shareholders of the Target Funds became shareholders of the Acquiring Fund. Holders of common shares of the Target Funds received newly issued common shares of the Acquiring Fund, the aggregate net asset value (“NAV”) of which was equal to the aggregate NAV of the common shares of the Target Funds held immediately prior to the Reorganization (including for this purpose fractional Acquiring Fund shares to which shareholders were entitled).
Developments Regarding the Funds’ Control Share By-Law
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a
Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’
Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board
of Trustees (the “Board”) amended the Funds’ by-laws to provide that the Funds’ Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control
Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the
Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the

NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Funds pay no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to each Fund from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Common Shareholders
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind
(“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’
Portfolio of Investments or Statements of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new
Fund
Gross
Custodian Fee
Credits
NIM
$ 320
NXP
8,806

Notes to Financial Statements
(continued)
and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
("ASU 2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
NIM
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 117,830,714 $ – $ 117,830,714
Common Stocks – 5,076,441 – 5,076,441
Asset-Backed and Mortgage-Backed Securities – 258,560 – 258,560
Total $ – $ 123,165,715 $ – $ 123,165,715
1
NXP
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 668,728,001 $ – $ 668,728,001
Common Stocks – 7,455,082 – 7,455,082
Short-Term Investments:
Municipal Bonds – 1,500,000 – 1,500,000
Total $ – $ 677,683,083 $ – $ 677,683,083
1
* Refer to the Fund's Portfolio of Investments for state and/or industry classifications.

Notes to Financial Statements
(continued)
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts.  Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the
Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund
Purchases
Sales and
Maturities
NIM
$ 26,292,023 $ 26,211,270
NXP
148,447,136 153,104,403

5. Fund Shares
Common Share Transactions
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to paydowns and taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes  were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
NIM NXP
Year Ended
3/31/23
Year Ended
3/31/22
Year Ended
3/31/23
Year Ended
3/31/22
Common Shares:
Issued in the Reorganization — — — 30,196,588
Issued to shareholders due to reinvestment of distributions — 1,234 5,577 12,844
Total — 1,234 5,577 30,209,432
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NIM
$ 122,052,158 $ 6,054,860 $ (4,941,303) $ 1,113,557
NXP
632,876,650 54,752,463 (9,946,030) 44,806,433
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NIM
$ 358,783 $ — $ — $ 1,113,557 $ (680,298) $ — $ (261,379) $ 530,663
NXP
3,957,408 — — 44,806,433 (20,029,095) — (2,270,027) 26,464,719
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared on March 1, 2023, and paid on April 3, 2023.
3/31/23 3/31/22
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
NIM
$ 3,374,517 $ 4,735 $ — $ 3,360,442 $ 532 $ 9,425
NXP
25,970,338 3,439 — 12,980,473 204,295 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

Notes to Financial Statements
(continued)
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a
Fund
Short-Term Long-Term Total
NIM
$ 209,339 $ 470,959 $ 680,298
NXP
1
5,435,439 14,593,656 20,029,095
1
A portion of NXP’s capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
Average Daily Net Assets*
NIM
Fund-Level Fee Rate
For the first $125 million 0.3000%
For the next $125 million 0.2875
For the next $250 million 0.2750
For the next $500 million 0.2625
For the next $1 billion 0.2500
For the next $3 billion 0.2250
For managed assets over $5 billion 0.2125
Average Daily Net Assets*
NXP
Fund-Level Fee Rate
For the first $125 million 0.0500%
For the next $125 million 0.0375
For the next $250 million 0.0250
For the next $500 million 0.0125
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of March
31, 2023, the complex-level fee for each Fund was as follows:
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
8. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Fund
Complex-Level Fee
NIM
0.1591%
NXP
0.1591%
Fund
Purchases Sales
Realized
Gain (Loss)
NIM
$ — $ — $ —
NXP
20,671,216 16,657,324 (1,964,300)
Fund
Maximum
Outstanding
Balance
NIM
$ —
NXP
2,136,757
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NIM
— $ — — %
NXP
9 1,760,781 4.50

Notes to Financial Statements
(continued)
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Inter-Fund Borrowing and Lending
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the
Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value;
(3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed
5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Shareholder Update
(Unaudited)

CURRENT INVESTMENT OBJECTIVES, INVESTMENT POLICIES AND PRINCIPAL RISKS OF THE FUNDS
NUVEEN SELECT MATURITIES MUNICIPAL FUND (NIM)
Investment Objectives
The Fund's primary investment objective is current income exempt from regular federal income tax, consistent with the preservation of capital. Its secondary investment objective is the enhancement of portfolio value relative to the municipal bond market through investments in tax-exempt municipal obligations that, in the opinion of the Fund’s investment adviser, are underrated or undervalued or that represent municipal market sectors that are undervalued.
Investment Policies
As a fundamental policy, under normal circumstances, the Fund will invest at least 80% of its Assets (as defined below) in municipal securities and other related investments, the income from which is exempt from regular federal income tax.
As a fundamental policy, under normal circumstances, the Fund will invest at least 80% of its Assets in municipal securities with effective remaining maturities of fifteen years or less at the time of purchase.
“Assets” mean the net assets of the Fund plus the amount of any borrowings for investment purposes. “Managed Assets” mean the total assets of the Fund, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the express purpose of creating leverage). Total assets for this purpose shall include assets attributable to the Fund’s use of leverage (whether or not those assets are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles), and derivatives will be valued at their market value.
Under normal circumstances:
The Fund will invest at least 80% of its Managed Assets in municipal securities that, at the time of investment, are rated within the four highest grades (Baa or BBB or better) by at least one nationally recognized statistical rating organization (an “NRSRO”) or are unrated but judged to be of comparable quality by the Fund’s sub-adviser.
The Fund may invest up to 20% of its Managed Assets in municipal securities that at the time of investment are rated below investment grade or are unrated but judged to be of comparable quality by the Fund’s sub-adviser.
No more than 10% of the Fund’s Managed Assets may be invested in municipal securities rated below B3/B- or that are unrated but judged to be of comparable quality by the Fund’s sub-adviser.
The Fund may invest up to 20% of its Managed Assets in municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to individuals (“AMT Bonds”).
The Fund may invest up to 15%of its Managed Assets in inverse floating rate securities.
The Fund may invest up to 10% of its Managed Assets in securities of other open- or closed-end investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in municipal securities of the types in which the Fund may invest directly.
The foregoing policies apply only at the time of any new investment.
Approving Changes in Investment Policies
The Board of Trustees of the Fund may change the policies described above without a shareholder vote. However, the Fund’s (i) investment objectives (ii) policy of investing at least 80% of its Assets in municipal securities and other related investments, the income from which is exempt from regular federal income tax and (iii) policy of investing at least 80% of its Assets in municipal securities with effective remaining maturities of fifteen years or less at the time of purchase, may not be changed without the approval of the holders of a majority of the outstanding common shares and preferred shares voting together as a single class, and the approval of the holders of a majority of the outstanding preferred shares, voting separately as a single class. A “majority of the outstanding” shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy or (ii) more than 50% of the shares, whichever is less.
Portfolio Contents
The Fund generally invests in municipal securities, including municipal bonds, notes, securities issued to finance and refinance public projects, certificates of participation, variable rate demand obligations, lease obligations, municipal notes, pre-refunded municipal bonds, private activity bonds, securities issued by tender option bond trusts (“TOB trusts”), including inverse floating rate securities, and other forms of municipal bonds and securities, and other related instruments that create exposure to municipal bonds, notes and securities that provide for the payment of interest income that is exempt from regular U.S. federal income tax.
Municipal securities are debt obligations generally issued by states, cities and local authorities and certain possessions and territories of the United
States (such as Puerto Rico and Guam) to finance or refinance public purpose projects such as roads, schools, and water supply systems.

Shareholder Update
(Unaudited) (continued)
The Fund may also invest in AMT Bonds. AMT Bonds may trigger adverse tax consequences for Fund shareholders who are subject to the federal alternative minimum tax.
The Fund may invest in municipal securities that represent lease obligations and certificates of participation in such leases. A municipal lease is an obligation in the form of a lease or installment purchase that is issued by a state or local government to acquire equipment and facilities. Income from such obligations generally is exempt from state and local taxes in the state of issuance. A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments. The certificates typically are issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days’
notice, of all or any part of the Fund’s participation interest in the underlying municipal securities, plus accrued interest.
The Fund may invest in municipal notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the bond anticipation notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal
Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes.
The Fund may invest in pre-refunded municipal securities. The principal of and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the  pre-
refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the  pre-
refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.
The Fund may invest in private activity bonds. Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.
The Fund may invest in inverse floating rate securities issued by a TOB trust, the interest rate on which varies inversely with the Securities Industry
Financial Markets Association short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a TOB trust) formed by a third party sponsor for the purpose of holding municipal bonds. Inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate on the municipal bond held by the TOB trust, which effectively leverages the Fund’s investment.
The Fund may invest in floating rate securities issued by special purpose trusts. Floating rate securities may take the form of short-term floating rate securities or the option period may be substantially longer. Generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the underlying bond deposited in the trust, the Fund as the holder of the floating rate security relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the trust provide for a liquidation of the municipal security deposited in the trust and the application of the proceeds to pay off the floating rate security. The trusts that are organized to issue both short-term  floating rate securities and inverse floaters generally include liquidation triggers to protect the investor in the floating rate security.
The Fund may invest in municipal securities issued by special taxing districts. Special taxing districts are organized to plan and finance infrastructure developments to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities.
The Fund may invest in zero coupon bonds. A zero coupon bond is a bond that typically does not pay interest for the entire life of the obligation or for an initial period after the issuance of the obligation.
The Fund may buy and sell securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within
15 to 45 days of the trade date.

The Fund may utilize structured notes and similar instruments for investment purposes and also for hedging purposes. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets.
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable), including, but not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold only pursuant to Rule 144A under the Securities
Act of 1933, as amended (the “1933 Act”), and repurchase agreements with maturities in excess of seven days.
The Fund may enter into certain derivative instruments in pursuit of its investment objectives, including to seek to enhance return, to hedge certain risks of its investments in municipal securities or as a substitute for a position in the underlying asset. Such instruments include financial futures contracts, swap contracts (including interest rate swaps, credit default swaps and municipal market data rate locks (“MMD Rate Locks”)), options on financial futures, options on swap contracts or other derivative instruments.
The Fund may purchase and sell MMD Rate Locks. An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short position, allowing the Fund to select what the manager believes is an attractive part of the yield curve. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).
The Fund may also invest in securities of other open- or closed-end investment companies (including ETFs) that invest primarily in municipal securities of the types in which the Fund may invest directly, to the extent permitted by the Investment Company Act of 1940, as amended (the
“1940 Act”), the rules and regulations issued thereunder and applicable exemptive orders issued by the Securities and Exchange Commission
(“SEC”).
Use of Leverage
As a fundamental policy, the Fund will not leverage its capital structure by issuing senior securities such as preferred shares or debt instruments.
However, the Fund may borrow for temporary or emergency purposes or for repurchase of its shares as permitted by the 1940 Act, and invest in certain instruments, including inverse floating rate securities, that have the economic effect of leverage.
Temporary Defensive Periods
During temporary defensive periods (e.g., times when, in the Fund’s investment adviser’s and/or the Fund’s sub-adviser’s opinion, temporary imbalances of supply and demand or other temporary dislocations in the tax-exempt bond market adversely affect the price at which long-term or intermediate-term municipal securities are available), the Fund may invest up to 100% of its Managed Assets in short-term investments, including high quality, short-term securities that may be either tax-exempt or taxable, or may invest in short-, intermediate-, or long-term U.S. Treasury Bonds.

Shareholder Update
(Unaudited) (continued)
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO (NXP)
Investment Objectives
The Fund’s investment objective is to provide current income exempt from regular federal income tax, consistent with preservation of capital.
Investment Policies
As a fundamental policy, under normal circumstances, the Fund will invest at least 80% of its Assets (as defined below) in municipal securities and other related investments, the income from which is exempt from regular federal income tax and federal alternative minimum tax.
Additionally, as a fundamental policy, the Fund may invest up to 20% of its Managed Assets (as defined below) in municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to individuals (“AMT Bonds”).
The Fund generally invests in municipal securities with a weighted average maturity of at least 15 years, but it may be shortened or lengthened, depending on market conditions and on an assessment by the Fund’s portfolio manager of which segments of the municipal securities market offer the most favorable relative investment values and opportunities for tax-exempt income and total return.
“Assets” mean the net assets of the Fund plus the amount of any borrowings for investment purposes. “Managed Assets” mean the total assets of the Fund, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the express purpose of creating leverage). Total assets for this purpose shall include assets attributable to the Fund’s use of leverage (whether or not those assets are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles), and derivatives will be valued at their market value.
Under normal circumstances:
The Fund will invest at least 80% of its Managed Assets in municipal securities and other related investments that, at the time of investment, are rated within the four highest grades (BBB or Baa or better) by at least one NRSRO that rate such security (even if it is rated lower by another NRSRO) or are unrated but judged to be of comparable quality by the Fund’s sub-adviser.
The Fund may invest up to 20% of its Managed Assets in municipal securities that at the time of investment are rated below investment grade or are unrated by any NRSRO but judged to be of comparable quality by the Fund’s sub-adviser.
No more than 10% of the Fund’s Managed Assets may be invested in municipal securities rated below B3/B- or that are unrated but judged to be of comparable quality by the Fund’s sub-adviser.
The Fund will not invest more than 25% of its Managed Assets in municipal securities in any one industry or in any one state of origin.
The Fund may not enter into futures contracts or related options or forward contracts, if more than 30% of its Managed Assets would be represented by futures contracts or more than 5% of its Managed Assets would be committed to initial margin deposits and premiums on futures contracts and related options.
The Fund may invest up to 15% of its Managed Assets in inverse floating rate securities.
The Fund may invest up to 10% of its Managed Assets in securities of other open- or closed-end investment companies (including ETFs)
that invest primarily in municipal securities of the types in which the Fund may invest directly.
The foregoing policies apply only at the time of any new investment.
Approving Changes in Investment Policies
The Board of Trustees of the Fund may change the policies described above without a shareholder vote. However, the Fund’s (i) investment objective, (ii) policy of investing at least 80% of its Assets in municipal securities and other related investments, the income from which is exempt from regular federal income tax and federal alternative minimum tax and (iii) policy of investing up to 20% of its Managed Assets in AMT Bonds, may not be changed without the approval of the holders of a majority of the outstanding common shares and preferred shares voting together as a single class, and the approval of the holders of a majority of the outstanding preferred shares, voting separately as a single class. A “majority of the outstanding” shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy or (ii) more than 50% of the shares, whichever is less.
Portfolio Contents
The Fund generally invests in municipal securities. Municipal securities include municipal bonds, notes, securities issued to finance and refinance public projects, certificates of participation, variable rate demand obligations, lease obligations, municipal notes, pre-refunded municipal bonds, private activity bonds, securities issued by TOB trusts, including inverse floating rate securities, and other forms of municipal bonds and securities, and other related instruments that create exposure to municipal bonds, notes and securities that provide for the payment of interest income that is exempt from regular U.S. federal income tax.

Municipal securities are debt obligations generally issued by states, cities and local authorities and certain possessions and territories of the United
States (such as Puerto Rico and Guam) to finance or refinance public purpose projects such as roads, schools, and water supply systems.
The Fund may also invest in AMT Bonds. AMT Bonds may trigger adverse tax consequences for Fund shareholders who are subject to the federal alternative minimum tax.
The Fund may invest in municipal securities that represent lease obligations and certificates of participation in such leases. A municipal lease is an obligation in the form of a lease or installment purchase that is issued by a state or local government to acquire equipment and facilities. Income from such obligations generally is exempt from state and local taxes in the state of issuance. A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments. The certificates typically are issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days’
notice, of all or any part of the Fund’s participation interest in the underlying municipal securities, plus accrued interest.
The Fund may invest in municipal notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the bond anticipation notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal
Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes.
The Fund may invest in pre-refunded municipal securities. The principal of and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the  pre-
refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the  pre-
refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.
The Fund may invest in private activity bonds. Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.
The Fund may invest in municipal securities issued by special taxing districts. Special taxing districts are organized to plan and finance infrastructure developments to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities.
The Fund may invest in zero coupon bonds. A zero coupon bond is a bond that typically does not pay interest for the entire life of the obligation or for an initial period after the issuance of the obligation.
The Fund may buy and sell securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within
15 to 45 days of the trade date.
The Fund may invest in inverse floating rate securities issued by a TOB trust, the interest rate on which varies inversely with the Securities Industry
Financial Markets Association short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a TOB trust) formed by a third party sponsor for the purpose of holding municipal bonds. Inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate on the municipal bond held by the TOB trust, which effectively leverages the Fund’s investment.
The Fund may invest in floating rate securities issued by special purpose trusts. Floating rate securities may take the form of short-term floating rate securities or the option period may be substantially longer. Generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the underlying bond deposited in the trust, the Fund as the holder of the floating rate security relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the trust

Shareholder Update
(Unaudited) (continued)
provide for a liquidation of the municipal security deposited in the trust and the application of the proceeds to pay off the floating rate security. The trusts that are organized to issue both short-term  floating rate securities and inverse floaters generally include liquidation triggers to protect the investor in the floating rate security.
The Fund may utilize structured notes and similar instruments for investment purposes and also for hedging purposes. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets.
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable), including, but not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold only pursuant to Rule 144A under the 1933 Act, and repurchase agreements with maturities in excess of seven days.
The Fund may enter into certain derivative instruments in pursuit of its investment objective, including to seek to enhance return, to hedge certain risks of its investments in municipal securities or as a substitute for a position in the underlying asset. Such instruments include financial futures contracts, swap contracts (including interest rate swaps, credit default swaps and MMD Rate Locks), options on financial futures, options on swap contracts or other derivative instruments.
The Fund may purchase and sell MMD Rate Locks. An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short position, allowing the Fund to select what the manager believes is an attractive part of the yield curve. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).
The Fund may also invest in securities of other open- or closed-end investment companies (including ETFs) that invest primarily in municipal securities of the types in which the Fund may invest directly, to the extent permitted by the 1940 Act, the rules and regulations issued thereunder and applicable exemptive orders issued by the SEC.
Use of Leverage
As a fundamental policy, the Fund will not leverage its capital structure by issuing senior securities such as preferred shares or debt instruments.
However, the Fund may borrow for temporary or emergency purposes or for repurchase of its shares as permitted by the 1940 Act, and invest in certain instruments, including inverse floating rate securities, that have the economic effect of leverage because the Fund’s investment exposure to the underlying bonds held by the trust have been effectively financed by the trust’s issuance of floating rate certificates.
Temporary Defensive Periods
During temporary defensive periods (e.g., times when, in the Fund’s investment adviser’s and/or the Fund’s sub-adviser’s opinion, temporary imbalances of supply and demand or other temporary dislocations in the tax-exempt bond market adversely affect the price at which long-term or intermediate-term municipal securities are available), the Fund may invest up to 100% of its Managed Assets in short-term investments, including high quality, short-term securities that may be either tax-exempt or taxable, or may invest in short-, intermediate-, or long-term U.S. Treasury Bonds.

PRINCIPAL RISKS OF THE FUNDS
The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The Fund is subject to the principal risks indicated below, whether through direct investment or derivative positions. The Fund may be subject to additional risks other than those identified and described below because the types of investments made by the Fund can change over time.
Risk
Nuveen Select
Maturities
Municipal
Fund
(NIM)
Nuveen Select
Tax-Free Income
Portfolio (NXP)
Portfolio Level Risks
Alternative Minimum Tax Risk X X
Below Investment Grade Risk X X
Call Risk X X
Credit Risk X X
Credit Spread Risk X X
Deflation Risk X X
Derivatives Risk X X
Distressed Securities Risk X X
Duration Risk X X
Economic Sector Risk X X
Financial Futures and Options Risk X X
Hedging Risk X X
Illiquid Investments Risk X X
Income Risk X X
Inflation Risk X X
Insurance Risk X X
Interest Rate Risk X X
Inverse Floating Rate Securities Risk X X
Municipal Securities Market Liquidity Risk X X
Municipal Securities Market Risk X X
Other Investment Companies Risk X X
Puerto Rico Municipal Securities Market Risk X X
Reinvestment Risk X X
Special Risks Related to Certain Municipal Obligations X X
Swap Transactions Risk X X
Tax Risk X X
Taxability Risk X X
Tobacco Settlement Bond Risk X X
Unrated Securities Risk X X
Valuation Risk X X
Zero Coupon Bonds Risk X X

Shareholder Update
(Unaudited) (continued)
Risk
Nuveen Select
Maturities
Municipal Fund
(NIM)
Nuveen Select
Tax-Free Income
Portfolio (NXP)
Fund Level and Other Risks
Anti-Takeover Provisions X X
Counterparty Risk X X
Cybersecurity Risk X X
Economic and Political Events Risk X X
Fund Tax Risk X X
Global Economic Risk X X
Investment and Market Risk X X
Legislation and Regulatory Risk X X
Market Discount from Net Asset Value X X
Recent Market Conditions X X

Portfolio Level Risks:
Alternative Minimum Tax Risk.
The Fund may invest in AMT Bonds. Therefore, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.
Below Investment Grade Risk.
Municipal securities of below investment grade quality are regarded as having speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and may be subject to higher price volatility and default risk than investment grade municipal securities of comparable terms and duration. Issuers of lower grade municipal securities may be highly leveraged and may not have available to them more traditional methods of financing. The prices of these lower grade securities are typically more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn. The secondary market for lower rated municipal securities may not be as liquid as the secondary market for more highly rated municipal securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular municipal security. If a below investment grade municipal security goes into default, or its issuer enters bankruptcy, it might be difficult to sell that security in a timely manner at a reasonable price.
Call Risk.
The Fund may invest in municipal securities that are subject to call risk. Such municipal securities may be redeemed at the option of the issuer, or “called,” before their stated maturity or redemption date. In general, an issuer will call its instruments if they can be refinanced by issuing new instruments that bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates, an issuer will call its high yielding municipal securities. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Credit Risk.
Issuers of municipal securities in which the Fund may invest may default on their obligations to pay principal or interest when due. This non-payment would result in a reduction of income to the Fund, a reduction in the value of a municipal security experiencing non-payment and potentially a decrease in the net asset value (“NAV”) of the Fund. To the extent that the credit rating assigned to a municipal security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected.
Credit Spread Risk.
Credit spread risk is the risk that credit spreads ( i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that municipal securities generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.
Deflation Risk.
Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Derivatives Risk.
The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a municipal security or other asset without buying or selling the municipal security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.
It is possible that regulatory or other developments in the derivatives market, including changes in government regulation, could adversely impact the Fund’s ability to invest in certain derivatives or successfully use derivative instruments.
Distressed Securities Risk.
The Fund may invest in low-rated securities or securities unrated but judged by the sub-adviser to be of comparable quality. Some or many of these low-rated securities, although not in default, may be “distressed,” meaning that the issuer is experiencing financial difficulties or distress at the time of acquisition. Such securities would present a substantial risk of future default which may cause the Fund to incur losses, including additional expenses, to the extent it is required to seek recovery upon a default in the payment of principal or interest on those securities. In any reorganization or liquidation proceeding relating to a portfolio security, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities may be subject to restrictions on resale.
Duration Risk.
Duration is the sensitivity, expressed in years, of the price of a fixed-income security to changes in the general level of interest rates
(or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes, which typically corresponds to increased volatility and risk, than securities with shorter durations. For example, if a security or portfolio has a duration of three years and interest rates increase by 1%, then the security or portfolio would decline in value by approximately 3%. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

Shareholder Update
(Unaudited) (continued)
Economic Sector Risk.
The Fund may invest a significant amount of its total assets in municipal securities in the same economic sector. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting an economic sector making the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. As the percentage of the Fund’s Managed Assets invested in a particular sector increases, so does the potential for fluctuation in the value of the Fund’s assets. In addition, the Fund may invest a significant portion of its assets in certain sectors of the municipal securities market, such as health care facilities, private educational facilities, special taxing districts and start-up utility districts, and private activity bonds including industrial development bonds on behalf of transportation companies, whose credit quality and performance may be more susceptible to economic, business, political, regulatory and other developments than other sectors of municipal issuers. If the Fund invests a significant portion of its assets in one or more particular sectors, the Fund’s performance may be subject to additional risk and variability.
Financial Futures and Options Transactions Risk.
The Fund may use certain transactions for hedging the portfolio’s exposure to credit risk and the risk of increases in interest rates, which could result in poorer overall performance for the Fund. There may be an imperfect correlation between price movements of the futures and options and price movements of the portfolio securities being hedged.
If the Fund engages in futures transactions or in the writing of options on futures, it will be required to maintain initial margin and maintenance margin and may be required to make daily variation margin payments in accordance with applicable rules of the exchanges and the Commodity
Futures Trading Commission (“CFTC”). If the Fund purchases a financial futures contract or a call option or writes a put option in order to hedge the anticipated purchase of municipal securities, and if the Fund fails to complete the anticipated purchase transaction, the Fund may have a loss or a gain on the futures or options transaction that will not be offset by price movements in the municipal securities that were the subject of the anticipatory hedge. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives or futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed.
Hedging Risk.
The Fund’s use of derivatives or other transactions to reduce risk involves costs and will be subject to the investment adviser’s and/or the sub-adviser’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors.
No assurance can be given that the investment adviser’s and/or the sub-adviser’s judgment in this respect will be correct, and no assurance can be given that the Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Hedging activities may reduce the Fund’s opportunities for gain by offsetting the positive effects of favorable price movements and may result in net losses.
Illiquid Investments Risk.
Illiquid investments are investments that are not readily marketable. These investments may include restricted investments, including Rule 144A securities, which cannot be resold to the public without an effective registration statement under the 1933 Act, or if they are unregistered may be sold only in a privately negotiated transaction or pursuant to an available exemption from registration. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.
Income Risk.
The Fund’s income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Fund generally will have to invest the proceeds from maturing portfolio securities in lower-yielding securities.
Inflation Risk.
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions can decline. Currently, inflation rates are elevated relative to normal market conditions and could continue to increase.
Insurance Risk.
The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments. As a result, such losses reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the common shares represented by such insured obligation.
Interest Rate Risk.
Interest rate risk is the risk that municipal securities in the Fund’s portfolio will decline in value because of changes in market interest rates. Generally, when market interest rates rise, the market value of such securities will fall, and vice versa. As interest rates decline, issuers of municipal securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower-yielding securities and potentially reducing the Fund’s income. As interest rates increase, slower than expected principal payments may extend the average life of municipal securities, potentially locking in a below-market interest rate and reducing the Fund’s value. In typical market interest rate environments, the prices of longer-
term municipal securities generally fluctuate more than prices of shorter-term municipal securities as interest rates change.

Inverse Floating Rate Securities Risk.
The Fund may invest in inverse floating rate securities. In general, income on inverse floating rate securities will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floating rate securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund’s investment. As a result, the market value of such securities generally will be more volatile than that of fixed rate securities.
The Fund may invest in inverse floating rate securities issued by special purpose trusts that have recourse to the Fund. In such instances, the Fund may be at risk of loss that exceeds its investment in the inverse floating rate securities.
The Fund may be required to sell its inverse floating rate securities at less than favorable prices, or liquidate other Fund portfolio holdings in certain circumstances, including, but not limited to, the following:
If the Fund has a need for cash and the securities in a special purpose trust are not actively trading due to adverse market conditions;
If special purpose trust sponsors (as a collective group or individually) experience financial hardship and consequently seek to terminate their respective outstanding special purpose trusts; and
If the value of an underlying security declines significantly and if additional collateral has not been posted by the Fund.
Municipal Securities Market Liquidity Risk.
Inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities at attractive prices, and increase municipal security price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal securities, which may further decrease the Fund’s ability to buy or sell municipal securities. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.
If the Fund needed to sell large blocks of municipal securities to raise cash to meet its obligations, those sales could further reduce the municipal securities’ prices and hurt performance.
Municipal Securities Market Risk.
The amount of public information available about the municipal securities in the Fund’s portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the sub-adviser than if the Fund were a stock fund or taxable bond fund. The secondary market for municipal securities, particularly below investment grade municipal securities, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its municipal securities at attractive prices.
Other Investment Companies Risk.
The Fund may invest in the securities of other investment companies, including ETFs. Investing in an investment company exposes the Fund to all of the risks of that investment company’s investments. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations. As a result, the cost of investing in investment company shares may exceed the costs of investing directly in its underlying investments. In addition, securities of other investment companies may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities and therefore magnify the Fund’s leverage risk.
With respect to ETF’s, an ETF that is based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the index. The value of an ETF based on a specific index is subject to change as the values of its respective component assets fluctuate according to market volatility. ETFs typically rely on a limited pool of authorized participants to create and redeem shares, and an active trading market for ETF shares may not develop or be maintained. The market value of shares of ETFs and closed-end funds may differ from their NAV.
Puerto Rico Municipal Securities Market Risk.
To the extent that the Fund invests a significant portion of its assets in the securities issued by the
Commonwealth of Puerto Rico or its political subdivisions, agencies, instrumentalities, or public corporations (collectively referred to as “Puerto Rico”
or the “Commonwealth”), it will be disproportionally affected by political, social and economic conditions and developments in the Commonwealth.
In addition, economic, political or regulatory changes in that territory could adversely affect the value of the Fund’s investment portfolio.
Puerto Rico currently is experiencing significant fiscal and economic challenges, including substantial debt service obligations, high levels of unemployment, underfunded public retirement systems, and persistent government budget deficits. These challenges may negatively affect the value of the Fund’s investments in Puerto Rican municipal securities. Several major ratings agencies have downgraded the general obligation debt of Puerto Rico to below investment grade and continue to maintain a negative outlook for this debt, which increases the likelihood that the rating will be lowered further. Puerto Rico recently defaulted on its debt by failing to make full payment due on its outstanding bonds, and there can be no assurance that Puerto Rico will be able to satisfy its future debt obligations. Further downgrades or defaults may place additional strain on the
Puerto Rico economy and may negatively affect the value, liquidity, and volatility of the Fund’s investments in Puerto Rican municipal securities.
Additionally, numerous issuers have entered Title III of the Puerto Rico Oversite, Management and Economic Stability Act (“PROMESA”), which is similar to bankruptcy protection, through which the Commonwealth of Puerto Rico can restructure its debt. However, Puerto Rico’s case is the first ever heard under PROMESA and there is no existing case precedent to guide the proceedings. Accordingly, Puerto Rico’s debt restructuring process could take significantly longer than traditional municipal bankruptcy proceedings. Further, it is not clear whether a debt restructuring process will ultimately be approved or, if so, the extent to which it will apply to Puerto Rico municipal securities sold by an issuer other than the territory. A debt restructuring could reduce the principal amount due, the interest rate, the maturity, and other terms of Puerto Rico municipal securities, which could adversely affect the value of Puerto Rican municipal securities. Legislation that would allow Puerto Rico to restructure its municipal debt obligations, thus increasing the risk that Puerto Rico may never pay off municipal indebtedness, or may pay only a small fraction of the amount owed, could also impact the value of the Fund’s investments in Puerto Rican municipal securities.

Shareholder Update
(Unaudited) (continued)
These challenges and uncertainties have been exacerbated by multiple hurricanes and the resulting natural disasters that have stuck Puerto Rico since 2017. The full extent of the natural disasters’ impact on Puerto Rico’s economy and foreign investment in Puerto Rico is difficult to estimate.
Reinvestment Risk.
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called municipal securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the common shares’ market price, NAV and/or a common shareholder’s overall returns.
Special Risks Related to Certain Municipal Obligations.
Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event that the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Fund’s original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued.
Certificates of participation involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.
Swap Transactions Risk.
The Fund may enter into debt-related derivative instruments such as credit default swap contracts and interest rate swaps.
Like most derivative instruments, the use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In addition, the use of swaps requires an understanding by the adviser and/or the sub-
adviser of not only the referenced asset, rate or index, but also of the swap itself. If the investment adviser and/or the sub-adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors or events, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used.
Tax Risk.
The value of the Fund’s investments and its NAV may be adversely affected by changes in tax rates, rules and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax exempt status of interest income from municipal securities. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax exempt or tax-deferred accounts, for investors who are not sensitive to the federal income tax consequences of their investments.
Taxability Risk.
The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for regular federal income tax purposes, and the sub-adviser will not independently verify that opinion. Subsequent to the Fund’s acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. Certain other investments made by the Fund, including derivatives transactions, may result in the receipt of taxable income or gains by the Fund.
Tobacco Settlement Bond Risk.
The Fund may invest in tobacco settlement bonds. Tobacco settlement bonds are municipal securities that are backed solely by expected revenues to be derived from lawsuits involving tobacco related deaths and illnesses which were settled between certain states and American tobacco companies. Tobacco settlement bonds are secured by an issuing state’s proportionate share in the Master Settlement
Agreement, an agreement between 46 states and nearly all of the U.S. tobacco manufacturers (the “MSA”). Under the terms of the MSA, the actual amount of future settlement payments by tobacco-manufacturers is dependent on many factors, including, among other things, reduced cigarette consumption. Payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline.
Unrated Securities Risk.
The Fund may purchase securities that are not rated by any rating organization. Unrated securities determined by the Fund’s investment adviser to be of comparable quality to rated investments which the Fund may purchase may pay a higher dividend or interest rate than such rated investments and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated investments or issuers than rated investments or issuers. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objectives will be more dependent on the investment adviser’s credit analysis than would be the case when the Fund invests in rated securities.
Valuation Risk.
The municipal securities in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price municipal securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s NAV.

Zero Coupon Bonds Risk.
Because interest on zero coupon bonds is not paid on a current basis, the values of zero coupon bonds will be more volatile in response to interest rate changes than the values of bonds that distribute income regularly. Although zero coupon bonds generate income for accounting purposes, they do not produce cash flow, and thus the Fund could be forced to liquidate securities at an inopportune time in order to generate cash to distribute to shareholders as required by tax laws.
Fund Level and Other Risks:
Anti-Takeover Provisions.
The Fund’s organizational documents include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status, which are commonly known as “Control Share Acquisition” provisions. Although the application of the "Control Share Acquisition" provisions has currently been suspended, these provisions could have the effect of depriving the common shareholders of opportunities to sell their common shares at a premium over the then-current market price of the common shares.
Counterparty Risk.
Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the markets for these transactions have incurred or may incur in the future significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower-quality credit investments. As a result, such hardships have reduced these entities’ capital and called into question their continued ability to perform their obligations under such transactions. By using such derivatives or other transactions, the
Fund assumes the risk that its counterparties could experience similar financial hardships. In the event of the insolvency of a counterparty, the Fund may sustain losses or be unable to liquidate a derivatives position.
Cybersecurity Risk.
The Fund and its service providers are susceptible to operational and information security risk resulting from cyber incidents.
Cyber incidents refer to both intentional attacks and unintentional events including: processing errors, human errors, technical errors including computer glitches and system malfunctions, inadequate or failed internal or external processes, market-wide technical-related disruptions, unauthorized access to digital systems (through “hacking” or malicious software coding), computer viruses, and cyber-attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality (including denial of service attacks). Cyber incidents could adversely impact the Fund and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund.
Economic and Political Events Risk.
The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to the education, health care, housing, transportation, or utilities industries), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds or moral obligation bonds). Such developments may adversely affect a specific industry or local political and economic conditions, and thus may lead to declines in the creditworthiness and value of such municipal securities.
Fund Tax Risk.
The Fund has elected to be treated and intends to qualify each year as a Regulated Investment Company (“RIC”) under the Internal
Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund is not expected to be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net capital gains. To qualify for the special tax treatment available to a RIC, the Fund must comply with certain investment, distribution, and diversification requirements. Under certain circumstances, the Fund may be forced to sell certain assets when it is not advantageous in order to meet these requirements, which may reduce the Fund’s overall return. If the Fund fails to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Fund’s income would be subject to a double level of U.S. federal income tax. The Fund’s income, including its net capital gain, would first be subject to U.S. federal income tax at regular corporate rates, even if such income were distributed to shareholders and, second, all distributions by the Fund from earnings and profits, including distributions of net capital gain (if any), would be taxable to shareholders as dividends.
Global Economic Risk.
National and regional economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country, region or market might adversely impact issuers in a different country, region or market. Changes in legal, political, regulatory, tax and economic conditions may cause fluctuations in markets and investments prices around the world, which could negatively impact the value of the Fund’s investments. Major economic or political disruptions, particularly in large economies like China’s, may have global negative economic and market repercussions. Additionally, instability in various countries, such as Afghanistan and Syria, and natural and environmental disasters and the spread of infectious illnesses or other public health emergencies , possible terrorist attacks in the United States and around the world, continued tensions between North Korea and the United States and the international community generally, growing social and political discord in the United States, the European debt crisis, the response of the international community—through economic sanctions and otherwise—further downgrade of U.S. government securities, the change in the U.S. president and the new administration and other similar events may adversely affect the global economy and the markets and issuers in which the Fund invests. Recent examples of such events include the outbreak of a novel coronavirus known as COVID-19 that was first detected in China in December 2019 and heightened concerns regarding North
Korea’s nuclear weapons and long-range ballistic missile programs. In addition, Russia’s recent invasion of Ukraine in February 2022 has resulted in sanctions imposed by several nations, such as the United States, United Kingdom, European Union and Canada. The current sanctions and potential further sanctions may negatively impact certain sectors of Russia’s economy, but also may negatively impact the value of the Fund’s investments that do not have direct exposure to Russia. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the economy. These events could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Fund’s sub-adviser, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund.
The Fund does not know and cannot predict how long the securities markets may be affected by these events and the effects of these and similar events in the future on the U.S. economy and securities markets. The Fund may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Fund may invest, failure of the designated national and international authorities

Shareholder Update
(Unaudited) (continued)
to enforce compliance with the same laws and agreements, failure of local, national and international organizations to carry out the duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements.
Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments.
Investment and Market Risk.
An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Common shares frequently trade at a discount to their NAV. An investment in common shares represents an indirect investment in the securities owned by the Fund. Common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.
Legislation and Regulatory Risk.
At any time after the date of this report, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund, securities held by the Fund or the issuers of such securities. Fund shareholders may incur increased costs resulting from such legislation or additional regulation. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objectives.
Market Discount from Net Asset Value.
Shares of closed-end investment companies like the Fund frequently trade at prices lower than their NAV. This characteristic is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of investment activities. Whether investors will realize gains or losses upon the sale of the common shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the common shares at the time of sale is above or below the investor’s purchase price for the common shares. Furthermore, management may have difficulty meeting the Fund’s investment objectives and managing its portfolio when the underlying securities are redeemed or sold during periods of market turmoil and as investors’ perceptions regarding closed-end funds or their underlying investments change. Because the market price of the common shares will be determined by factors such as relative supply of and demand for the common shares in the market, general market and economic circumstances, and other factors beyond the control of the Fund, the Fund cannot predict whether the common shares will trade at, below or above NAV. The common shares are designed primarily for long-term investors, and you should not view the Fund as a vehicle for short-term trading purposes.
Recent Market Conditions.
Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.
Ukraine has experienced ongoing military conflict, most recently in February 2022 when Russia invaded Ukraine; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.
The ongoing trade war between China and the United States, including the imposition of tariffs by each country on the other country’s products, has created a tense political environment. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Recently the U.S. Federal Reserve (the “Fed”) has sharply raised interest rates and has signaled an intention to continue to do so until current inflation levels re-align with the Fed’s long-term inflation target.  Changing interest rate environments impact the various sectors of the economy in different ways. For example, in March 2023, the Federal Deposit Insurance Corporation ("FDIC") was appointed receiver for each of Silicon Valley
Bank and Signature Bank, the second- and third-largest bank failures in U.S. history, which failures may be attributable, in part, to rising interest rates.
Bank failures may have a destabilizing impact on the broader banking industry or markets generally.
The impact of these developments in the near- and long-term is unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.

DIVIDEND REINVESTMENT PLAN
Nuveen Closed-End Funds Automatic Reinvestment Plan
Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.
Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above
NAV at the time of valuation, the Fund will issue new shares at the greater of the NAV or 95% of the then-current market price. If the shares are trading at less than NAV, shares for your account will be purchased on the open market. If Computershare Trust Company, N.A. (the “Plan Agent”)
begins purchasing Fund shares on the open market while shares are trading below NAV, but the Fund’s shares subsequently trade at or above their
NAV before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ NAV or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Dividend Reinvestment Plan (the “Plan”) participants. These commissions usually will be lower than those charged on individual transactions.
Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
Call today to start reinvesting distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial professional or call us at (800) 257-8787.

Shareholder Update
(Unaudited) (continued)
CHANGES OCCURRING DURING THE FISCAL YEAR
The following information in this annual report is a summary of certain changes during the most recent fiscal year. This information may not reflect all of the changes that have occurred since you purchased shares of the Fund.
During the most recent fiscal year, there have been no changes to: (i) the Fund’s investment objectives and principal investment policies that have not been approved by shareholders, (ii) the principal risks of the Fund, (iii) the portfolio managers of the Fund; (iv) the Fund’s charter or by-laws that would delay or prevent a change of control of the Fund that have not been approved by shareholders except as follows:
Principal Risks
The following risk factor was added as a principal risk to the Funds:
Fund Tax Risk.
The Fund has elected to be treated and intends to qualify each year as a Regulated Investment Company (“RIC”) under the Internal
Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund is not expected to be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net capital gains. To qualify for the special tax treatment available to a RIC, the Fund must comply with certain investment, distribution, and diversification requirements. Under certain circumstances, the Fund may be forced to sell certain assets when it is not advantageous in order to meet these requirements, which may reduce the Fund’s overall return. If the Fund fails to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Fund’s income would be subject to a double level of U.S. federal income tax. The Fund’s income, including its net capital gain, would first be subject to U.S. federal income tax at regular corporate rates, even if such income were distributed to shareholders and, second, all distributions by the Fund from earnings and profits, including distributions of net capital gain (if any), would be taxable to shareholders as dividends.
The following principal risks were consolidated into a single risk factor entitled, “Economic Sector Risk,” and are therefore no longer included as stand-alone principal risks:
Sector and Industry Risk.
Subject to the concentration limits of the Fund’s investment policies and guidelines, a Fund may invest a significant portion of its net assets in certain sectors of the municipal securities market, such as hospitals and other health care facilities, charter schools and other private educational facilities, special taxing districts and start-up utility districts, and private activity bonds including industrial development bonds on behalf of transportation companies such as airline companies, whose credit quality and performance may be more susceptible to economic, business, political, regulatory and other developments than other sectors of municipal issuers. If the Fund invests a significant portion of its net assets in the sectors noted above, the Fund’s performance may be subject to additional risk and variability.
Sector Focus Risk.
At times, the Fund may focus its investments (i.e., overweight its investments relative to the overall municipal securities market)
in one or more particular sectors, which may subject the Fund to additional risk and variability. Securities issued in the same sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. As the percentage of the Fund’s Managed Assets invested in a particular sector increases, so does the potential for fluctuation in the NAV of the Fund’s common shares.
Developments Regarding the F unds’ Control Share By-Law
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a
Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’
Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board
amended the Funds’ bylaws to provide that the Funds’ Control Share By-Law shall be of no force and effect for so long as the judgment of the
District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’
Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds
appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
NIM $ —
NXP —

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Jack B. Evans William C. Hunter Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA
02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A. 150 Royall Street
Canton, MA 02021
(800) 257-8787
NIM NXP
Common shares repurchased 0 0

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding
: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back
.

Board Members & Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. None of the trustees who are not “interested” persons of the Funds (referred to herein as “independent board members”)
has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each Trustee oversees and other directorships they hold are set forth below.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Board
Member
2008
Class II
Formerly, a Co-Founding Partner, Promus Capital (investment
advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly,
Chair of its Investment Committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) (2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global Investments (financial services) (2004-2007); Executive
Vice President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern
Trust Company (financial services) (since 1994); formerly,
Member, Northern Trust Mutual Funds Board (2005-2007),
Northern Trust Global Investments Board (2004-2007),
Northern Trust Japan Board (2004-2007), Northern Trust
Securities Inc. Board (2003- 2007) and Northern Trust Hong
Kong Board (1997-2004).
139
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Board Member 1999
Class III
Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of
Regents for the State of Iowa University System (2007- 2013);
Director and Chairman (2009-2021), United Fire Group, a
publicly held company; Director, Public Member, American
Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
139
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2003
Class I
Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
139

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2021
Class II
Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
139
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2021
Class III
Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses) (2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
139
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2016
Class III
Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
139
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2013
Class II
Member of Board of Directors of Core12 LLC. (private firm
which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
139

Board Members & Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2020
Class III
Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
139
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2016
Class I
Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services) (2005-
2014); Member of the Board of Trustees of New York-Presbyterian
Hospital (since 2005); Member (since 2004) formerly, Chair (2015-
2022) of the Board of Trustees of The John A. Hartford Foundation
(a philanthropy dedicated to improving the care of older adults);
formerly, Member (2005-2015) and Vice Chair (2011-2015) of the
Board of Trustees of Mt. Holyoke College.
139
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2017
Class II
Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
139
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
David J. Lamb
1963
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2015 Managing Director of Nuveen Fund Advisors, LLC (since 2019); Senior Managing
Director (since 2021), formerly, Managing Director (2020-2021) of Nuveen
Securities, LLC; Senior Managing Director (since 2021), formerly, Managing
Director (2017-2021), Senior Vice President of Nuveen (2006-2017).
Brett E. Black
1972
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director of Nuveen (since 2022); formerly, Vice President (2014-2022),
Chief Compliance Officer (2017-2022); Deputy Chief Compliance Officer (2014-
2017) of BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Assistant
Secretary
2013 Managing Director (since 2022), formerly, Vice President (2016-2022), and
Assistant Secretary (since 2016) of Nuveen Securities, LLC; Managing Director
(since 2022), formerly, Vice President (2017-2022) and Assistant Secretary (since
2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General
Counsel (since January 2022), formerly, Vice President and Associate General
Counsel of Nuveen (2013-2021); Managing Director (since 2022), formerly, Vice
President (2018-2022), Assistant Secretary and Associate General Counsel (since
2018) of Nuveen Asset Management, LLC.

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Diana R. Gonzalez
1978
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017);
Vice President and Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2022); Vice President and Associate General
Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson
National Asset Management (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017) of Nuveen; Managing Director
(since 2015) of Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2021), General Counsel and Secretary (since 2023), formerly, Assistant Secretary (2021-2023), of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2021); Managing Director (since 2021)
and Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing
Director (since 2019, formerly, Vice President and Director), Associate General
Counsel and Assistant Secretary of College Retirement Equities Fund, TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing
Director (since 2018), formerly, Vice President and Director, Associate General
Counsel and Assistant Secretary of Teachers Insurance and Annuity Association
of America, Teacher Advisors LLC and TIAA-CREF Investment Management, LLC;
Vice President (since 2017), Associate General Counsel and Assistant Secretary
(since 2011) of Nuveen Alternative Advisors LLC; General Counsel and Assistant
Secretary of Covariance Capital Management, Inc. (2014-2017).
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel (since
2016) of Nuveen Investments, Inc., formerly, Executive Vice President (2016-
2017); Executive Vice President (since 2023) and Assistant Secretary (since 2008)
of Nuveen Securities, LLC, formerly Senior Managing Director (2017-2023);
Executive Vice President and Assistant Secretary (since 2023) of Nuveen Fund
Advisors, LLC, formerly, Senior Managing Director (2017-2023), Secretary (2016-
2023) and Co-General Counsel (2011-2020); Executive Vice President (since
2023) and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly,
Senior Managing Director (2017-2023) and Associate General Counsel (2011-
2020); formerly, Vice President (2007-2021) and Secretary (2016-2021), of NWQ
Investment Management Company, LLC and Santa Barbara Asset Management,
LLC; Vice President and Secretary of Winslow Capital Management, LLC (since
2010); Senior Managing Director (since 2017) and Secretary (since 2016) of
Nuveen Alternative Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration (since 2022), formerly, Managing Director of Mutual Fund Tax and Financial Reporting groups
(2017-2022), at Nuveen; Managing Director of Nuveen Fund Advisors, LLC (since
2019); Managing Director (since 2021), formerly, Senior Director (2016-2021), of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director, Mutual Fund Tax and Expense Administration (since 2022), formerly,
Senior Director Mutual Fund Taxation (2015-2022), to the TIAA-CREF Funds, the
TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts;
has held various positions with TIAA since 2004.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) of
Nuveen.

Board Members & Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Trey S. Stenersen
1965
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Senior Managing Director (since 2022) of Nuveen
Asset Management, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019) of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary (since 2023) of Nuveen Fund Advisors,
LLC; Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) The Board of Trustees is divided into three classes, Class I, Class II, and Class III, with each being elected to serve until the third succeeding annual shareholders’ meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed, except two board members are elected by the holders of Preferred Shares, when applicable, to serve until the next annual shareholders’ meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed.
The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen complex.
(2) Officers serve indefinite terms until their successor has been duly elected and qualified, their death or their resignation or removal.  The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
EAN-A-0323P 2849681-INV-Y-05/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the Code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Nuveen Select Tax-Free Income Portfolio

The following tables show the amount of fees that KPMG LLP, the Fund’s auditor, billed to the Fund during the Fund’s last two full fiscal years. For engagements with KPMG LLP the Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in her absence, any other member of the Audit Committee).

SERVICES THAT THE FUND’S AUDITOR BILLED TO THE FUND

Fiscal Year Ended	Audit Fees Billed to Fund [1]	Audit-Related Fees Billed to Fund [2]	Tax Fees Billed to Fund [3]	All Other Fees Billed to Fund [4]
March 31, 2023	$28,000	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

March 31, 2022	$36,740	$910	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1 “Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2 “Audit Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3 “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculation performed by the principal accountant.

4 “All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

SERVICES THAT THE FUND’S AUDITOR BILLED TO THE

ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by KPMG LLP to Nuveen Fund Advisors, LLC (formerly Nuveen Fund Advisors, Inc.) (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to KPMG LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Fund’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
March 31, 2023	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

March 31, 2022	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that KPMG LLP billed during the Fund’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non- audit services that KPMG LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from KPMG LLP about any non-audit services that KPMG LLP rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating KPMG LLP’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
March 31, 2023	$0	$0	$0	$0
March 31, 2022	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Fund by the Fund’s independent accountants and (ii) all audit and non-audit services to be performed by the Fund’s independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). As of the end of the period covered by this report the members of the audit committee are Jack B. Evans, Albin F. Moschner, John K. Nelson, Chair, Margaret L. Wolff, and Robert L. Young.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (referred to herein as the “Adviser”). The Adviser is responsible for the on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. As part of these services, the Adviser has delegated to the Sub-Adviser the full responsibility for proxy voting on securities held in the registrant’s portfolio and related duties in accordance with the Sub-Adviser’s policies and procedures. The Adviser periodically monitors the Sub-Adviser’s voting to ensure that it is carrying out its duties. The Sub-Adviser’s proxy voting policies and procedures are attached to this filing as an exhibit and incorporated herein by reference.

ITEM 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (also referred to as the “Adviser”). The Adviser is responsible for the selection and on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Nuveen Asset Management” or “Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. The following section provides information on the portfolio manager at the Sub-Adviser:

ITEM 8(a)(1).	PORTFOLIO MANAGER BIOGRAPHY

As of the date of filing this report, the following individual at the Sub-Adviser (the “Portfolio Manager”) has primary responsibility for the day-to-day implementation of the registrant’s investment strategies:

Michael Hamilton, Managing Director, manages tax-exempt fixed income portfolios for Nuveen. He began working in the investment industry when he joined the firm in 1989, as a fixed-income fund manager and trader. He became a portfolio manager in 1992. He received a B.A. from the College of Idaho and an M.B.A. from Western Washington University. He is a member of the CFA Institute and the Portland Society of Financial Analysts.

ITEM 8(a)(2).	OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER

Other Accounts Managed. In addition to managing the registrant, the Portfolio Manager is also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets*
Michael Hamilton	Registered Investment Company	8	$1.83 billion
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	1	$25.4 million

* Assets are as of March 31, 2023. None of the assets in these accounts are subject to an advisory fee based on performance.

POTENTIAL MATERIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented a number of potential conflicts, including, among others, those discussed below.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Nuveen Asset Management seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Nuveen Asset Management has adopted procedures for allocating limited opportunities across multiple accounts.

With respect to many of its clients’ accounts, Nuveen Asset Management determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Nuveen Asset Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Nuveen Asset Management may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Nuveen Asset Management has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Conflicts of interest may also arise when the Sub-Adviser invests one or more of its client accounts in different or multiple parts of the same issuer’s capital structure, including investments in public versus private securities, debt versus equity, or senior versus junior/subordinated debt, or otherwise where there are different or inconsistent rights or benefits. Decisions or actions such as investing, trading, proxy voting, exercising, waiving or amending rights or covenants, workout activity, or serving on a board, committee or other involvement in governance may result in conflicts of interest between clients holding different securities or investments. Generally, individual portfolio managers will seek to act in a manner that they believe serves the best interest of the accounts they manage. In cases where a portfolio manager or team faces a conflict among its client accounts, it will seek to act in a manner that it believes best reflects its overall fiduciary duty, which may result in relative advantages or disadvantages for particular accounts.

Nuveen Asset Management has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Nuveen Asset Management or its affiliates, including TIAA, sponsor an array of financial products for retirement and other investment goals, and provide services worldwide to a diverse customer base. Accordingly, from time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual restrictions that arise due to another client account’s investments and/or the internal policies of Nuveen Asset Management, TIAA or its affiliates designed to comply with such restrictions. As a result, there may be periods, for example, when Nuveen Asset Management will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which investment limits have been reached.

The investment activities of Nuveen Asset Management or its affiliates may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by Nuveen Asset Management or its affiliates for the Funds and other client accounts that may not be exceeded without the grant of a license or other regulatory or corporate consent. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of Nuveen Asset Management, on behalf of the Funds or other client accounts, to purchase or dispose of investments or exercise rights or undertake business transactions may be restricted by regulation or otherwise impaired. As a result, Nuveen Asset Management, on behalf of the Funds or other client accounts, may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when Nuveen Asset Management, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

ITEM 8(a)(3).	FUND MANAGER COMPENSATION

As of the most recently completed fiscal year end, the primary Portfolio Manager’s compensation is as follows:

Portfolio manager compensation consists primarily of base salary and variable components consisting of (i) a cash bonus; (ii) a long-term performance award; and (iii) participation in a profits interest plan.

Base salary. A portfolio manager’s base salary is determined based upon an analysis of the portfolio manager’s general performance, experience and market levels of base pay for such position.

Cash bonus. A portfolio manager is eligible to receive an annual cash bonus that is based on three variables: risk-adjusted investment performance relative to benchmark generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), ranking versus Morningstar peer funds generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), and management and peer reviews.

Long-term performance award. A portfolio manager is eligible to receive a long-term performance award that vests after three years. The amount of the award when granted is based on the same factors used in determining the cash bonus. The value of the award at the completion of the three-year vesting period is adjusted based on the risk-adjusted investment performance of Fund(s) managed by the portfolio manager during the vesting period and the performance of the TIAA organization as a whole.

Profits interest plan. Portfolio managers are eligible to receive profits interests in Nuveen Asset Management and its affiliate, Teachers Advisors, LLC, which vest over time and entitle their holders to a percentage of the firms’ annual profits. Profits interests are allocated to each portfolio manager based on such person’s overall contribution to the firms.

There are generally no differences between the methods used to determine compensation with respect to the Fund and the Other Accounts shown in the table above.

ITEM 8(a)(4).	OWNERSHIP OF NXP SECURITIES AS OF MARCH 31, 2023

Name of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Michael Hamilton	X

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Select Tax-Free Income Portfolio

By (Signature and Title)	/s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary

Date: June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: June 2, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: June 2, 2023